UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Brian R. Wiedmeyer, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 516-1712
Registrant's telephone number, including area code

Date of fiscal year end: April 30, 2023

Date of reporting period:  October 31, 2022

Item 1. Reports to Stockholders.

(a)

Nuance Concentrated Value Fund

Investor Class Shares – NCAVX
Institutional Class Shares – NCVLX

Semi-Annual Report

www.nuanceinvestments.com	October 31, 2022

NUANCE CONCENTRATED VALUE FUND

October 31, 2022

Dear Fellow Shareholders:

We are pleased to write our semi-annual shareholder letter for the Nuance Concentrated Value Fund (the “Fund”). The Fund is a classic value investment product investing primarily in the equity or equity-linked securities of United States based companies. The Fund will typically maintain 15-35 positions in the securities of companies that, in the opinion of the Nuance Investments team, have leading and sustainable market share positions, above average financial strength, and are trading at prices below our internally derived view of intrinsic value. Although the strategy will invest primarily in the equity securities of U.S. companies, the strategy may invest up to 25% of its assets in equity securities of foreign companies that are classified as “developed” by MSCI. The primary benchmark for the Fund is the Russell 3000® Value Index. Clients may also be interested in comparing the Fund to the S&P 500® Index.

Average Annual Rates of Return as of October 31, 2022:

	6 Months	1 Year	3 Year	5 Year	10 Year	Since Inception(1)
Institutional Class	-6.71%	-8.21%	3.11%	5.04%	9.31%	8.67%
Russell 3000® Value Index(2)	-3.08%	-7.25%	7.35%	7.07%	10.22%	9.49%
S&P 500® Index(3)	-5.50%	-14.61%	10.22%	10.44%	12.79%	11.88%

	6 Months	1 Year	3 Year	5 Year	10 Year	Since Inception(4)
Investor Class, no load	-6.84%	-8.42%	2.85%	4.76%	9.02%	8.38%
Investor Class with load	-11.50%	-12.99%	1.10%	3.69%	8.46%	7.89%
Russell 3000® Value Index(2)	-3.08%	-7.25%	7.35%	7.07%	10.22%	9.49%
S&P 500® Index(3)	-5.50%	-14.61%	10.22%	10.44%	12.79%	11.88%

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Investor Class performance data shown reflects both performance with the maximum sales charge of 5.75% (for periods prior to September 17, 2015) or 5.00% (for period September 17, 2015 and after) and without it. Performance data current to the most recent month end may be obtained by calling 1-855-682-6233.

Nuance Investments, LLC (the “Adviser”) has contractually agreed to waive all or a portion of its management fees and pay Fund operating expenses in order to ensure that Total Annual Fund Operating Expenses (excluding any front-end or contingent deferred loads, acquired fund fees and expenses, leverage/borrowing, interest, interest expense, dividends paid on short sales, taxes, brokerage commissions and extraordinary expenses) do not exceed 1.28% of the average daily net assets of the Investor Class and 1.03% of the average daily net assets of the Institutional Class through at least August 28, 2023. Net Expense Ratios are as of the Fund’s most recent prospectus and are applicable to investors.

Institutional Class Gross Expense Ratio – 1.09%	Net Expense Ratio – 1.04%
Investor Class Gross Expense Ratio – 1.34%	Net Expense Ratio – 1.29%

(1)	May 31, 2011
(2)	The Russell 3000® Value Index measures performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. This index cannot be invested in directly.
(3)
The Standard & Poor’s 500® Index (S&P 500) is an unmanaged, capitalization-weighted index generally representative of the U.S. Market for large capitalization stocks. This Index cannot be invested in directly.

(4)
July 31, 2012. Performance shown for the Investor Class prior to inception of the Investor Class shares is based on the performance of the Institutional Class shares, adjusted for higher expenses applicable to Investor Class shares.

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NUANCE CONCENTRATED VALUE FUND

In terms of performance, since its inception on May 31, 2011 thru October 31, 2022, the Institutional Class is up 8.67 percent (annualized) versus its primary index – the Russell 3000® Value Index – up 9.49 percent (annualized) and the S&P 500® Index up 11.88 percent (annualized). For more perspective on our longer-term performance please refer to your prospectus. This Nuance Concentrated Value product has existed in a separate account form since November 13, 2008. While our Nuance Concentrated Value Fund underperformed the primary benchmark over the 6-month time horizon, Nuance cautions clients regarding the use of short-term performance as a tool to make investment decisions. As we remind our clients, your team continues to try and find leading business franchises with sustainable competitive positions that are trading below our internally derived view of fair or intrinsic value. We believe that our time-tested process of finding what we consider best of breed businesses with better than the market downside support and better than the market upside potential over the long-term should lead to solid risk adjusted returns versus our peers and benchmarks.

At Nuance, our team and our processes are designed to emphasize consistency and what we believe is thorough fundamental analysis of companies that have the potential to lead to investment returns that will be acceptable for our shareholders over the long term. To do this, we focus our attention on studying one company at a time using the Nuance approach. Part of that approach is to ensure that each company we own has a sound and solid competitive position and that the companies are undervalued based on our internally derived view of sustainable cash flows, earnings and valuation. We believe in a thorough fundamental valuation analysis and that focusing simply on the value of a business is not enough. Rather, we spend considerable time studying the down-side potential of each company we own. As such, we believe that we understand the potential upside and the potential downside risks to our investments. This approach is critical to our goal of trying to provide shareholders with not only above-average returns over time, but above-average risk-adjusted returns as well.

The portfolio was mostly unchanged during the period from a sector exposure standpoint. Our largest overweight positions, relative to the benchmark, remain the Consumer Staples and Health Care sectors. Within the Consumer Staples sector, we continue to see opportunities primarily in the Household & Personal Products industry group as we believe inflationary pressure continues to impact select businesses. Our view is that earnings have been negatively impacted by rising raw material costs. We believe these costs can ultimately be mostly offset by price increases which generally lag the raw material price increases. We are also seeing the impact of inflation in the Health Care sector where our overweight is primarily in the Health Care Equipment & Supplies industry as we wait patiently for elective procedures to normalize following this prolonged disruption. We believe these companies are manufacturing critical, advanced medical products and display the traits we look for in competitively advantaged businesses. They sell into end-markets that have been severely disrupted for more than two years as patient visits and procedures of all kinds have run well below normal due to the impacts of Covid-19, including high cancellation rates, procedure delays, and insufficient care provider staffing to meet demand. We believe the magnitude and duration of this disruption has created a large backlog of procedures that will need to be made up over the next 1-2 years. More recently, raw material availability and input cost inflation in items including resins and metals have also squeezed margins at these companies. Offsetting price actions can take 1-2 years to implement in this industry, which is prolonging the period of under-earning, in our opinion. Nevertheless, this remains a high conviction, under-earning group of excellent businesses, in our view. Lastly from an overweight perspective, we added to our positions in the Industrials sector and are now slightly overweight relative to the benchmark. While we added to our weight in the Financials sector during the quarter, we remain underweight relative to the benchmark. We also maintain positions in the Utilities sector, specifically in the Water Utility industry, and the Real Estate sector. We remain underweight in the Energy sector where we believe the sector is facing a multi-year period of competitive transition. Lastly, we remain underweight in the Consumer Discretionary, Communication Services, Materials, and Information Technology sectors primarily due to a combination of competitive uncertainty and valuation concerns.

Thank you for your interest and your continued support.

Scott A. Moore, CFA
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NUANCE CONCENTRATED VALUE FUND

Please visit our website at www.nuanceinvestments.com for more information about our team, our process, and value investing. You can also get real-time access to the Nuance Investment website updates and information via traditional mail or e-mail. Simply contact us at client.services@nuanceinvestments.com or call 816-743-7080 to sign-up.

This report should be preceded or accompanied by a prospectus.

Mutual fund investing involves risk. Principal loss is possible. Investments in small and mid-capitalization companies involve additional risk such as limited liquidity and greater volatility than larger capitalization companies. Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods. The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual stock volatility than a diversified fund. The Fund’s value investments are subject to the risk that their intrinsic values may not be recognized by the broad market or that their prices may decline.

Past performance does not guarantee future results.

Opinions expressed are subject to change, are not guaranteed and should not be considered investment advice or recommendations to buy or sell any security.

A Cash flow is a revenue or expense stream that changes an account over a given period.

Nuance Investments is the advisor to the Nuance Concentrated Value Fund which is distributed by Quasar Distributors, LLC.
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NUANCE CONCENTRATED VALUE FUND

Value of $10,000 Investment (Unaudited)

The chart assumes an initial investment of $10,000. Performance reflects waivers of fee and operating expenses in effect. In the absence of such waivers, total return would be reduced. Performance data quoted represents past performance and does not guarantee future results. Investment returns and principal value will fluctuate, and when sold, may be worth more or less than their original cost. Performance current to the most recent month-end may be lower or higher than the performance quoted and can be obtained by calling 1-855-682-6233. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Average Annual Rates of Return (%) As of October 31, 2022

					Since
	1 Year	3 Years	5 Years	10 Years	Inception(1)
Investor Class (without sales load)	-8.42%	2.85%	4.76%	9.02%	8.38%
Investor Class (with sales load)(2)	-12.99%	1.10%	3.69%	8.46%	7.89%
Institutional Class	-8.21%	3.11%	5.04%	9.31%	8.67%
Russell 3000 Value Index(3)	-7.25%	7.35%	7.07%	10.22%	9.49%
S&P 500 Index(4)	-14.61%	10.22%	10.44%	12.79%	11.88%

(1)
Period from Fund inception through October 31, 2022. The Institutional Class shares commenced operations on May 31, 2011 and Investor Class shares commenced operations on July 31, 2012. Performance shown for the Investor Class prior to inception of the Investor Class shares is based on the performance of the Institutional Class shares, adjusted for the higher expenses applicable to Investor Class shares.

(2)	Returns reflect a sales load of 5.00%.
(3)	The Russell 3000 Value Index measures performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. This Index cannot be invested in directly.
(4)
The Standard & Poor’s 500 Index (S&P 500) is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks. This Index cannot be invested in directly.

The following is expense information for the Nuance Concentrated Value Fund as disclosed in the Fund’s most recent prospectus dated August 28, 2022:

Investor Class Gross Expenses: 1.34%	Investor Class Net Expenses: 1.29%
Institutional Class Gross Expenses: 1.09%	Institutional Class Net Expenses: 1.04%
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NUANCE CONCENTRATED VALUE FUND

Nuance Investments, LLC (the “Adviser”) has contractually agreed to waive its management fees and pay Fund expenses, in order to ensure that Total Annual Fund Operating Expenses (excluding any front-end or contingent deferred loads, acquired fund fees and expenses, leverage/borrowing interest, interest expense, dividends paid on short sales, taxes, brokerage commissions and extraordinary expenses) do not exceed 1.28% of the average daily net assets of the Investor Class and 1.03% of the average daily net assets of the Institutional Class. Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of 36 months following the month during which such fee waiver and/or expense payment was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and/or expense payment occurred and the expense limit in place at the time of recoupment. The Operating Expenses Limitation Agreement is indefinite but cannot be terminated through at least August 28, 2023. Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board of Trustees (the “Board”) or the Adviser.
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NUANCE CONCENTRATED VALUE FUND

Expense Example (Unaudited)
October 31, 2022

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include but are not limited to, sales charges (loads) on purchases; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, shareholder servicing fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2022 – October 31, 2022).

ACTUAL EXPENSES
For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs may have been higher.

			Expenses Paid
	Beginning Account	Ending Account	During Period(1)
	Value (5/1/22)	Value (10/31/22)	(5/1/22 to 10/31/22)
Investor Class
Actual(2)	$1,000.00	$ 931.60	$6.23
Hypothetical (5% return before expenses)	$1,000.00	$1,018.75	$6.51

Institutional Class
Actual(2)	$1,000.00	$ 932.90	$5.02
Hypothetical (5% return before expenses)	$1,000.00	$1,020.01	$5.24

(1)
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 1.28% and 1.03% for the Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

(2)	Based on the actual returns for the six-month period ended October 31, 2022 of -6.84% and -6.71% for the Investor Class and Institutional Class, respectively.
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NUANCE CONCENTRATED VALUE FUND

Allocation of Portfolio(1) (% of Net Assets) (Unaudited)
October 31, 2022

Top Ten Equity Holdings(1) (Unaudited)
as of October 31, 2022
(% of Net Assets)

Kimberly-Clark Corp.	8.5%
Henkel AG & Co. KGaA – ADR	8.3%
Dentsply Sirona, Inc.	7.4%
Smith & Nephew – ADR	7.1%
Clorox Co.	6.4%
Baxter International, Inc.	5.8%
3M Co.	5.1%
Universal Health Services, Inc. – Class B	4.7%
Northern Trust Corp.	4.3%
Travelers Companies, Inc.	4.2%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.
ADR – American Depository Receipt
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NUANCE CONCENTRATED VALUE FUND

Schedule of Investments (Unaudited)
October 31, 2022

	Shares	Value

COMMON STOCKS – 93.0%

Consumer Staples# – 28.3%
Beiersdorf AG – ADR	530,584	$10,165,989
Cal-Maine Foods, Inc.	26,004	1,469,486
Clorox Co.	137,682	20,107,079
Henkel AG & Co. KGaA – ADR	1,771,456	25,969,545
Kimberly-Clark Corp.	213,484	26,570,219
Mission Produce, Inc. *	262,937	4,375,272
		88,657,590

Financials – 13.3%
Chubb Ltd.	18,830	4,046,379
Everest Re Group, Ltd.	12,337	3,980,657
Hartford Financial Services Group Inc.	23,645	1,712,135
Northern Trust Corp.	158,881	13,401,612
Reinsurance Group of America, Inc.	36,278	5,339,033
Travelers Companies, Inc.	70,640	13,030,254
		41,510,070

Healthcare+ – 28.6%
Baxter International, Inc.	333,977	18,151,650
Dentsply Sirona, Inc.	747,236	23,029,814
ICU Medical, Inc. *	77,228	11,461,407
Smith & Nephew – ADR	922,046	22,212,088
Universal Health Services, Inc. – Class B	126,603	14,669,490
		89,524,449

Industrials – 11.1%
3M Co.	127,836	16,080,490
Knorr-Bremse AG	1,041,883	11,648,252
Mueller Water Products, Inc. – Class A	615,003	7,195,535
		34,924,277

Information Technology – 2.2%
Amphenol Corp. – Class A	42,527	3,224,822
Applied Materials, Inc.	19,407	1,713,444
Lam Research Corp.	4,534	1,835,273
		6,773,539

Materials – 1.0%
AptarGroup, Inc.	30,186	2,992,942

See Notes to the Financial Statements
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NUANCE CONCENTRATED VALUE FUND

Schedule of Investments (Unaudited)– Continued
October 31, 2022

	Shares	Value

Real Estate – 4.1%
Equity Commonwealth *	169,212	$4,426,586
Healthcare Realty Trust, Inc.	413,498	8,406,414
		12,833,000

Utilities – 4.4%
SJW Group	138,554	9,792,997
United Utilities Group PLC – ADR	182,440	3,938,879
		13,731,876
Total Common Stocks
(Cost $314,192,461)		290,947,743

SHORT-TERM INVESTMENT – 6.3%
First American Government Obligations Fund, Class X, 2.93%
(Cost $19,631,005)	19,631,005	19,631,005
Total Investments – 99.3%
(Cost $333,823,466)		310,578,748
Other Assets and Liabilities, Net – 0.7%		2,235,994
Total Net Assets – 100.0%		$312,814,742

#
The Fund is significantly invested in this sector and therefore is subject to additional risks. Changes in domestic and international economies, interest rates, competition, consumer confidence, consumer spending, government regulation, marketing, and supply and demand may affect companies in this sector.

+
The Fund is significantly invested in this sector and therefore is subject to additional risks. Companies in this sector are subject to litigation, intellectual property issues, competition, government regulation, product approval or rejection, and product obsolescence.

*	Non-income producing security
^	The rate shown is the annualized seven day effective yield as of October 31, 2022.
ADR – American Depositary Receipt

See Notes to the Financial Statements
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NUANCE CONCENTRATED VALUE FUND

Statement of Assets and Liabilities (Unaudited)
October 31, 2022

ASSETS:
Investments, at value
(cost $333,823,466)	$310,578,748
Cash	3
Receivable for investment securities sold	2,075,467
Receivable for capital shares sold	304,313
Dividends & interest receivable	518,626
Prepaid expenses	26,793
Total assets	313,503,950

LIABILITIES:
Payable for capital shares redeemed	365,207
Payable to investment adviser	204,027
Payable for fund services fees	28,074
Payable for trustee fees	1,412
Accrued distribution & shareholder service fees	53,249
Accrued expenses	37,239
Total liabilities	689,208

NET ASSETS	$312,814,742

NET ASSETS CONSIST OF:
Paid-in capital	$311,308,369
Total distributable earnings	1,506,373
Net Assets	$312,814,742

	Investor	Institutional
	Class	Class
Net Assets	$15,062,955	$297,751,787
Shares issued and outstanding(1)	1,203,369	23,788,400
Net asset value, redemption price and minimum offering price per share	$12.52	$12.52
Maximum offering price per share ($12.52/0.95)(2)	$13.18	N/A

(1)	Unlimited shares authorized with no par value.
(2)	Reflects a maximum sales charge of 5.00%.

See Notes to the Financial Statements
10

NUANCE CONCENTRATED VALUE FUND

Statement of Operations (Unaudited)
For the Six Months Ended October 31, 2022

INVESTMENT INCOME:
Dividend income	$3,276,417
Less: Foreign taxes withheld	(22,661)
Interest income	171,158
Total investment income	3,424,914

EXPENSES:
Investment adviser fees (See Note 4)	1,567,352
Fund services fees (See Note 4)	106,333
Federal & state registration fees	25,660
Postage & printing fees	16,456
Trustee fees	9,079
Audit fees	9,030
Legal fees	3,706
Other	3,219
Insurance fees	2,222
Distribution & shareholder service fees (See Note 5):
Investor Class	31,903
Institutional Class	202,882
Total expenses before waiver	1,977,842
Less: waiver from investment adviser (See Note 4)	(58,640)
Net expenses	1,919,202

NET INVESTMENT INCOME	1,505,712

REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
Net realized loss on investments	(4,117,558)
Net change in unrealized appreciation/depreciation on investments	(23,457,878)

Net realized and unrealized loss on investments	(27,575,436)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(26,069,724)

See Notes to the Financial Statements
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NUANCE CONCENTRATED VALUE FUND

Statements of Changes in Net Assets

	Six Months Ended
	October 31, 2022	Year Ended
	(Unaudited)	April 30, 2022
OPERATIONS:
Net investment income	$1,505,712	$4,654,961
Net realized gain (loss) on investments	(4,117,558)	53,918,103
Net change in unrealized appreciation/depreciation on investments	(23,457,878)	(68,017,925)
Net decrease in net assets resulting from operations	(26,069,724)	(9,444,861)

CAPITAL SHARE TRANSACTIONS:
Investor Class:
Proceeds from shares sold	513,766	3,475,675
Proceeds from reinvestment of distributions	44,592	3,716,908
Payments for shares redeemed	(1,714,516)	(13,301,354)
Decrease in net assets resulting from Investor Class transactions	(1,156,158)	(6,108,771)
Institutional Class:
Proceeds from shares sold	24,932,371	84,047,520
Proceeds from reinvestment of distributions	1,468,958	53,030,998
Payments for shares redeemed	(108,425,415)	(141,538,203)
Decrease in net assets resulting from Institutional Class transactions	(82,024,086)	(4,459,685)
Net decrease in net assets resulting from capital share transactions	(83,180,244)	(10,568,456)

DISTRIBUTIONS TO SHAREHOLDERS:
Investor Class	(45,653)	(3,785,668)
Institutional Class	(1,954,653)	(68,051,501)
Total distributions to shareholders	(2,000,306)	(71,837,169)
TOTAL DECREASE IN NET ASSETS	(111,250,274)	(91,850,486)

NET ASSETS:
Beginning of period	424,065,016	515,915,502
End of period	$312,814,742	$424,065,016

See Notes to the Financial Statements
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NUANCE CONCENTRATED VALUE FUND

Financial Highlights

For a Fund share outstanding throughout the period.

	Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	October 31, 2022	April 30,	April 30,	April 30,	April 30,		April 30,
Investor Class	(Unaudited)	2022	2021	2020	2019		2018

PER SHARE DATA:
Net asset value, beginning of period	$13.48	$16.18	$12.49	$14.17	$14.35		$14.41

INVESTMENT OPERATIONS:
Net investment income	0.09	0.14	0.05	0.13	0.10		0.05
Net realized and unrealized
gain (loss) on investments	(1.01)	(0.50)	3.68	(0.70)	1.32		0.87
Total from investment operations	(0.92)	(0.36)	3.73	(0.57)	1.42		0.92

LESS DISTRIBUTIONS:
Distributions from net investment income	(0.04)	(0.08)	(0.04)	(0.12)	(0.10)		(0.03)
Distributions from net realized gains	—	(2.26)	—	(0.99)	(1.50)		(0.95)
Total distributions	(0.04)	(2.34)	(0.04)	(1.11)	(1.60)		(0.98)

Net asset value, end of period	$12.52	$13.48	$16.18	$12.49	$14.17		$14.35

TOTAL RETURN(1)(2)	(6.84)%	(2.35)%	29.96%	(5.02)%	11.76%		6.27%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$15.1	$17.4	$27.7	$52.4	$89.1		$98.9

Ratio of expenses to
average net assets(3):
Before expense waiver/recoupment	1.35%	1.33%	1.33%	1.34%	1.38%		1.36%
After expense waiver/recoupment	1.28%	1.28%	1.28%	1.28%	1.38	%(4)	1.36%

Ratio of net investment income to
average net assets(3):
Before expense waiver/recoupment	0.51%	0.67%	0.16%	0.84%	0.64%		0.31%
After expense waiver/recoupment	0.58%	0.72%	0.21%	0.90%	0.64%		0.31%

Portfolio turnover rate(2)	40%	68%	87%	130%	93%		151%

(1)	Total return does not reflect sales charges.
(2)	Not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	On April 30, 2019, the Adviser lowered the limit of annual operating expenses from 1.40% to 1.28% of average daily net assets.

See Notes to the Financial Statements
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NUANCE CONCENTRATED VALUE FUND

Financial Highlights

For a Fund share outstanding throughout the period.

	Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	October 31, 2022	April 30,	April 30,	April 30,	April 30,		April 30,
Institutional Class	(Unaudited)	2022	2021	2020	2019		2018

PER SHARE DATA:
Net asset value, beginning of period	$13.50	$16.21	$12.53	$14.23	$14.39		$14.46

INVESTMENT OPERATIONS:
Net investment income	0.08	0.15	0.07	0.16	0.14		0.10
Net realized and unrealized
gain (loss) on investments	(0.99)	(0.47)	3.71	(0.71)	1.34		0.86
Total from investment operations	(0.91)	(0.32)	3.78	(0.55)	1.48		0.96

LESS DISTRIBUTIONS:
Distributions from net investment income	(0.07)	(0.13)	(0.10)	(0.16)	(0.14)		(0.08)
Distributions from net realized gains	—	(2.26)	—	(0.99)	(1.50)		(0.95)
Total distributions	(0.07)	(2.39)	(0.10)	(1.15)	(1.64)		(1.03)

Net asset value, end of period	$12.52	$13.50	$16.21	$12.53	$14.23		$14.39

TOTAL RETURN(1)	(6.71)%	(2.09)%	30.30%	(4.85)%	12.14%		6.48%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$297.8	$406.6	$488.2	$381.3	$343.4		$476.8

Ratio of expenses to
average net assets(2):
Before expense waiver/recoupment	1.06%	1.04%	1.04%	1.05%	1.07%		1.06%
After expense waiver/recoupment	1.03%	1.03%	1.03%	1.03%	1.07	%(3)	1.06%

Ratio of net investment income to
average net assets(2):
Before expense waiver/recoupment	0.80%	0.97%	0.45%	1.13%	0.95%		0.62%
After expense waiver/recoupment	0.83%	0.98%	0.46%	1.15%	0.95%		0.62%

Portfolio turnover rate(1)	40%	68%	87%	130%	93%		151%

(1)	Not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	On April 30, 2019, the Adviser lowered the limit of annual operating expenses from 1.15% to 1.03% of average daily net assets

See Notes to the Financial Statements
14

NUANCE CONCENTRATED VALUE FUND

Notes to the Financial Statements (Unaudited)
October 31, 2022

1.  ORGANIZATION

Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust on January 27, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Nuance Concentrated Value Fund (the “Fund”) is a non-diversified series with its own investment objectives and policies within the Trust. The investment objective of the Fund is long-term capital appreciation. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The Fund commenced operations on May 31, 2011. The Fund currently offers two classes, the Investor Class and the Institutional Class. Investor Class shares are subject to a 0.25% of average daily net assets distribution and servicing fee and each class of shares is subject to a shareholder servicing fee of up to 0.15% of average daily net assets. Each class of shares has identical rights and privileges with respect to voting on matters affecting a single share class. The Fund may issue an unlimited number of shares of beneficial interest, with no par value.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – The Fund complies with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is required. As of and during the period ended October 31, 2022, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the period ended October 31, 2022, the Fund did not incur any interest or penalties.

Security Transactions, Income and Distributions – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities using the constant yield method of calculation.

The Fund will make distributions, if any, of net investment income quarterly. The Fund will also distribute net realized capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in
15

NUANCE CONCENTRATED VALUE FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2022

nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. 12b-1 fees are expensed at 0.25% of average daily net assets of Investor Class shares. Shareholder service fees are expensed at up to 0.15% of average daily net assets for each class of shares. Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

3.  SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis. The Fund’s investments are carried at fair value.

Equity Securities – Securities that are primarily traded on a national securities exchange are valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices. Securities traded primarily in the Nasdaq Global Market System for which market quotations are readily available are valued using the Nasdaq Official Closing Price (“NOCP”). If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
16

NUANCE CONCENTRATED VALUE FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2022

Short-Term Investments – Investments in other mutual funds, including money market funds are valued at their net asset value per share and are categorized in Level 1 of the fair value hierarchy. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated Nuance Investments, LLC (the “Adviser”) as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s securities as of October 31, 2022:

	Level 1	Level 2	Level 3	Total
Common Stocks	$290,947,743	$—	$—	$290,947,743
Short-Term Investment	19,631,005	—	—	19,631,005
Total Investments in Securities	$310,578,748	$—	$—	$310,578,748

Refer to the Schedule of Investments for further information on the classification of investments.

4.  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has an agreement with Nuance Investments, LLC (the “Adviser”) to furnish investment advisory services to the Fund. Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 0.85% of the Fund’s average daily net assets.

The Fund’s Adviser has contractually agreed to waive a portion or all of its management fees and reimburse the Fund for its expenses to ensure that total annual operating expenses (excluding acquired fund fees and expenses, leverage, interest, dividend and interest expense on short sales, taxes, brokerage commissions and extraordinary expenses) for the Fund do not exceed 1.28% and 1.03% of average daily net assets of the Fund’s Investor Class and Institutional Class, respectively. Fees waived and expenses reimbursed by the Adviser may be recouped by the Adviser for a period of thirty-six months following the month during which such waiver or reimbursement was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver and reimbursement occurred. The Operating Expense Limitation Agreement is intended to be continual in nature and cannot be terminated within a year after the effective date of the Fund’s prospectus. After that date, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board or the Adviser, with the consent of the Board. Waived fees and reimbursed expenses subject to potential recovery by year of expiration are as follows:

Expiration	Amount
November 2022 – April 2023	$49,418
May 2023 – April 2024	$83,078
May 2024 – April 2025	$64,815
May 2025 – October 2025	$58,640

17

NUANCE CONCENTRATED VALUE FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2022

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, (“Fund Services” or the “Administrator”), acts as the Fund’s Administrator, Transfer Agent, and Fund Accountant. U.S. Bank N.A. (the “Custodian”) serves as the custodian to the Fund. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals. The officers of the Trust, including the Chief Compliance Officer are employees of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums. Fees paid by the Fund for administration and accounting, transfer agency, custody and compliance services for the period ended October 31, 2022, are disclosed in the Statement of Operations as fund services fees.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.

5.  DISTRIBUTION & SHAREHOLDER SERVICING FEES

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) in the Investor Class only. The Plan permits the Fund to pay for distribution and related expenses at an annual rate of 0.25% of the Investor Class average daily net assets. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred. For the period ended October 31, 2022, the Investor Class incurred expenses of $19,939 pursuant to the Plan.

The Fund has entered into a shareholder servicing agreement (the “Agreement”) where the Adviser acts as the shareholder agent, under which the Fund may pay servicing fees at an annual rate of up to 0.15% of the average daily net assets of each class. Payments, if any, to the Adviser under the Agreement may reimburse the Adviser for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Adviser for services provided to shareholders of the Fund. Payments may also be made directly to the intermediaries providing shareholder services. Services provided by such intermediaries also include the provision of support services to the Fund and includes establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Fund, and providing such other personal services to shareholders as the Fund may reasonably request. For the period ended October 31, 2022, the Investor and Institutional Class incurred $11,964 and $202,882, respectively, of shareholder servicing fees under the Agreement.
18

NUANCE CONCENTRATED VALUE FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2022

6.  CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund were as follows:

	Period Ended	Year Ended
	October 31, 2022	April 30, 2022
Investor Class:
Shares sold	39,901	233,522
Shares issued to holders in reinvestment of distributions	3,682	271,987
Shares redeemed	(132,964)	(923,523)
Net decrease in Investor Class shares	(89,381)	(418,014)
Institutional Class:
Shares sold	1,944,345	5,715,034
Shares issued to holders in reinvestment of distributions	118,674	3,871,397
Shares redeemed	(8,387,154)	(9,596,330)
Net decrease in Institutional Class shares	(6,324,135)	(9,899)
Net decrease in shares outstanding	(6,413,516)	(427,913)

7.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, by the Fund for the period ended October 31, 2022, were as follows:

	Purchases	Sales
U.S. Government	$—	$—
Other	$133,442,302	$192,182,287

8.  FEDERAL TAX INFORMATION

The aggregate gross unrealized appreciation and depreciation of securities held by the Fund and the total cost of securities for federal income tax purposes at April 30, 2022, the Fund’s most recent fiscal year end, were as follows:

Aggregate Gross	Aggregate Gross		Federal Income
Appreciation	Depreciation	Net	Tax Cost
$23,884,014	$(30,348,648)	$(6,464,634)	$430,546,401

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the deferral of wash sale losses. At April 30, 2022, the Fund’s most recent fiscal year end, components of distributable earnings on a tax-basis were as follows:

	Undistributed	Other		Total
Undistributed	Long-Term	Accumulated	Unrealized	Distributable
Ordinary Income	Capital Gains	Losses	Depreciation	Earnings
$2,449,484	$33,611,039	$(19,486)	$(6,464,634)	$29,576,403

As of April 30, 2022, the Fund’s most recent fiscal year end, the Fund did not have any capital loss carryovers. A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31. For the taxable year ended April 30, 2022, the Fund does not plant to defer any qualified later year losses.
19

NUANCE CONCENTRATED VALUE FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2022

The tax character of distributions paid during the period ended October 31, 2022, were as follows:

Ordinary	Long-Term
Income*	Capital Gains	Total
$2,000,306	$—	$2,000,306

The tax character of distributions paid during the year ended April 30, 2022, were as follows:

Ordinary	Long-Term
Income*	Capital Gains	Total
$19,400,974	$52,436,195	$71,837,169

*	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.

The Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended April 30, 2022.

9.  CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of October 31, 2022, Charles Schwab & Co., Inc. and National Financial Services, LLC, for the benefit of their customers, owned 43.79% and 36.04% of the Fund, respectively.

10.  GENERAL RISK

The recent global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Fund’s investments.

On February 24, 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries could result in more widespread conflict and could have a severe adverse effect on the region and the markets. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. How long such conflict and related events will last and whether it will escalate further cannot be predicted, nor its effect on the Funds.

11.  SUBSEQUENT EVENT

On December 21, 2022, the Fund paid a short-term capital gain distribution to shareholders of the Institutional Class in the amount of $1,556,016 or $0.07174 per share and the Investor Class in the amount of $84,857 or $0.07174 per share.

On December 21, 2022, the Fund paid a long-term capital gain distribution to shareholders of the Institutional Class in the amount $31,872,944 or $1.4695 and the Investor Class in the amount of $1,738,192 or $1.4695 per share.

Management has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no additional items require recognition or disclosure.
20

NUANCE CONCENTRATED VALUE FUND

Liquidity Risk Management Discussion

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, Managed Portfolio Series (the “Trust”), on behalf of the Nuance Concentrated Value Fund (the “Fund”), has adopted and implemented a written liquidity risk management program (the “Program”) that includes policies and procedures reasonably designed to comply with the requirements of Rule 22e-4, including: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) limitation on illiquid investments; and (v) redemptions in-kind. The Trust’s Board of Trustees (the “Board”) has approved the designation of Nuance Investments, LLC (“Nuance Investments”) as the administrator of the Program (the “Program Administrator”). Personnel of Nuance Investments conduct the day-to-day operation of the Program pursuant to policies and procedures administered by the Program Administrator.

In accordance with Rule 22e-4, the Board reviewed a report prepared by the Program Administrator (the “Report”) regarding the operation of the Program and its adequacy and effectiveness of implementation for the period January 1. 2021, through December 31, 2021 (the “Reporting Period”). No significant liquidity events impacting the Fund during the Reporting Period or material changes to the Program were noted in the Report.

Under the Program, Nuance Investments manages and periodically reviews the Fund’s liquidity risk, including consideration of applicable factors specified in Rule 22e-4 and the Program. Liquidity risk is defined as the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. In general, this risk was managed during the Reporting Period by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. In the Report, Nuance Investments provided its assessment that, based on the information considered in its review, the Program remains reasonably designed to manage the Fund’s liquidity risk and the Fund’s investment strategy remains appropriate for an open-end fund.

Pursuant to the Program, the Program Administrator oversaw the classification of each of the Fund’s portfolio investments as highly liquid, moderately liquid, less liquid or illiquid during the Reporting Period, including in connection with recording investment classifications on Form N-PORT. Nuance Investments’ process of determining the degree of liquidity of the Fund’s investments is supported by one or more third-party liquidity assessment vendors.

The Fund qualified as a “primarily highly liquid” fund as defined in the Program during the Reporting Period. Accordingly, the Fund was not required to establish a HLIM or comply with the related Program provisions during the Reporting Period.

During the Reporting Period, the Fund’s investments were monitored for compliance with the 15% limitation on illiquid investments pursuant to the Program and in accordance with Rule 22e-4. The Fund did not have redemptions in-kind during the Reporting Period.

The Report concluded: (i) the Program was implemented and operated effectively to achieve the goal of assessing and managing the Fund’s liquidity risk during the Reporting Period; and (ii) the Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund during the Reporting Period.

21

NUANCE CONCENTRATED VALUE FUND

Additional Information (Unaudited)
October 31, 2022

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Fund files complete schedules of portfolio holdings with the U.S. Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-732-0330. The Fund’s Part F of Form N-PORT may also be obtained by calling 1-855-682-6233.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-855-682-6233. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge, upon request, by calling 1-888-621-9258, or (2) on the SEC’s website at www.sec.gov.

22

 (This Page Intentionally Left Blank.)

NUANCE CONCENTRATED VALUE FUND

Privacy Notice (Unaudited)

The Fund collects only relevant information about you that the law allows or requires it to have in order to conduct its business and properly service you.  The Fund collects financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Fund does not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law.  Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Fund, as well as the Fund’s investment adviser who is an affiliate of the Fund.  If you maintain a retirement/educational custodial account directly with the Fund, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes.  The Fund limits access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their cable law.  The Fund maintains physical, electronic and procedural safeguards to protect your Personal Information and requires its third party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, credit union, bank or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

INVESTMENT ADVISER
Nuance Investments, LLC
4900 Main Street, Suite 220
Kansas City, MO 64112

DISTRIBUTOR
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank, N.A.
1555 North Rivercenter Drive
Milwaukee, WI 53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

LEGAL COUNSEL
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103

This report must be accompanied or preceded by a prospectus.

The Fund’s Statement of Additional Information contains additional information about the
Fund’s trustees and is available without charge upon request by calling 1-855-682-6233.

Nuance Mid Cap Value Fund

Investor Class Shares – NMAVX
Z Class Shares – NMVZX
Institutional Class Shares – NMVLX

Semi-Annual Report

www.nuanceinvestments.com	October 31, 2022

NUANCE MID CAP VALUE FUND

October 31, 2022

Dear Fellow Shareholders:

We are pleased to write our semi-annual shareholder letter for the Nuance Mid Cap Value Fund (the “Fund”). The Fund is a classic value investment product investing primarily in the equity or equity-linked securities of United States based companies. The Fund seeks long-term capital appreciation primarily through investments in equity securities of companies organized in the United States that the investment team believes are high quality, though temporarily out of favor. The strategy typically invests in a portfolio of 50 to 90 companies with at least 80 percent of the portfolio invested in companies with mid-sized market capitalizations. The Adviser defines mid- capitalization companies as companies within the range of the capitalization of companies constituting the Russell Midcap® Index. The Adviser intends to manage the Fund so that the average weighted market capitalization of its portfolio (excluding short-term investments) falls between the range of the smallest and largest members of the Russell Midcap® Index (defined using a trailing 12 month average of the smallest and largest members on a month to month basis). Although the strategy will invest primarily in the equity securities of U.S. companies, the strategy may invest up to 15% of its assets in equity securities of foreign companies that are classified as “developed” by MSCI. The primary benchmark for the Fund is the Russell Midcap® Value Index. Clients may also be interested in comparing the Fund to the S&P 500® Index.

Average Annual Rates of Return as of October 31, 2022:

	6 Months	1 Year	3 Year	5 Year	Since Inception(1)
Institutional Class	-4.94%	-6.12%	4.42%	6.43%	8.36%
Russell Midcap® Value Index(2)	-5.61%	-10.18%	7.50%	6.49%	7.82%
S&P 500® Index(3)	-5.50%	-14.61%	10.22%	10.44%	10.82%

	6 Months	1 Year	3 Year	5 Year	Since Inception(1)
Investor Class, no load	-5.04%	-6.38%	4.15%	6.16%	8.08%
Investor Class with load	-9.82%	-11.06%	2.37%	5.08%	7.45%
Russell Midcap® Value Index(2)	-5.61%	-10.18%	7.50%	6.49%	7.82%
S&P 500® Index(3)	-5.50%	-14.61%	10.22%	10.44%	10.82%

	6 Months	1 Year	3 Year	5 Year	Since Inception(4)
Z Share Class	-4.86%	-6.01%	4.56%	6.58%	8.46%
Russell Mid Cap® Value Index(2)	-5.61%	-10.18%	7.50%	6.49%	7.82%
S&P 500® Index(3)	-5.50%	-14.61%	10.22%	10.44%	10.82%

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Short term performance, in particular, is not a good indication of the fund’s future performance, and an investment should not be made solely based on returns. Investor Class performance data shown reflects both performance with the maximum sales charge of 5.75% (for periods prior to September 17, 2015) or 5.00% (for period September 17, 2015 and after) and without it. Performance data current to the most recent month end may be obtained by calling 1-855-682-6233.

Nuance Investments, LLC (the “Adviser”) has contractually agreed to waive its management fees and pay Fund expenses, in order to ensure that Total Annual Fund Operating Expenses (excluding any front-end or contingent deferred loads, acquired fund fees and expenses, leverage/borrowing, interest, interest expense, dividends paid on

NUANCE MID CAP VALUE FUND

short sales, taxes, brokerage commissions and extraordinary expenses) do not exceed 1.18% of the average daily net assets of the Investor Class, 0.93% of the average daily net assets of the Institutional Class, and 0.78% of the average daily net assets of the Z Class through at least August 28, 2023. Net Expense Ratios are as of the Fund’s most recent prospectus and are applicable to investors.

Institutional Class Gross Expense Ratio – 0.97%	Net Expense Ratio – 0.93%
Investor Class Gross Expense Ratio – 1.22%	Net Expense Ratio – 1.18%
Z Class Gross Expense Ratio – 0.82%	Net Expense Ratio – 0.78%

(1)	December 31, 2013
(2)
The Russell Midcap® Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. This Index cannot be invested in directly.

(3)
The Standard & Poor’s 500® Index (S&P 500) is an unmanaged, capitalization-weighted index generally representative of the U.S. Market for large capitalization stocks. This Index cannot be invested in directly.

(4)
May 8, 2017. Performance shown for the Z Class prior to the inception date of the Z Class is based on the performance of the Institutional Class shares, adjusted for the lower expenses applicable to Z Class shares.

In terms of performance, since its inception on December 31, 2013 through October 31, 2022, the Institutional Class is up 8.36 percent (annualized) versus its primary index – the Russell Midcap® Value Index – up 7.82 percent and the S&P 500® Index up 10.82 percent. For more perspective on our long-term performance, please refer to your prospectus. The Nuance Mid Cap Value product has existed in a separate account form since November 3, 2008. While our Nuance Mid Cap Value Fund outperformed the benchmark over the 6-month time horizon, Nuance cautions clients regarding the use of short-term performance as a tool to make investment decisions. As we remind our clients, your team continues to try and find leading business franchises with sustainable competitive positions that are trading below our internally derived view of fair or intrinsic value. We believe that our time-tested process of finding what we consider best of breed businesses with better than the market downside support and better than the market upside potential over the long term should lead to solid risk adjusted returns versus our peers and benchmarks.

At Nuance, our team and our processes are designed to emphasize consistency and what we believe is thorough fundamental analysis of companies that have the potential to lead to investment returns that will be acceptable for our shareholders over the long term. To do this, we focus our attention on studying one company at a time using the Nuance approach. Part of that approach is to ensure that each company we own has a sound and solid competitive position and that the companies are undervalued based on our internally derived view of sustainable cash flows, earnings and valuation. We believe in a thorough fundamental valuation analysis and that focusing simply on the value of a business is not enough. Rather, we spend considerable time studying the downside potential of each company we own. As such, we believe that we understand the potential upside and the potential downside risks to our investments. This approach is critical to our goal of trying to provide shareholders with not only above-average returns over time, but above-average risk-adjusted returns as well.

Our largest overweight positions, relative to the benchmark, remain the Health Care, Consumer Staples, and Financials sectors. Within the Health Care sector, our overweight is primarily in the Health Care Equipment & Supplies industry as we wait patiently for elective procedures to normalize following this prolonged disruption. We believe these companies are manufacturing critical, advanced medical products and display the traits we look for in competitively advantaged businesses. They sell into end-markets that have been severely disrupted for more than two years as patient visits and procedures of all kinds have run well below normal due to the impacts of Covid-19, including high cancellation rates, procedure delays, and insufficient care provider staffing to meet demand. We believe the magnitude and duration of this disruption has created a large backlog of procedures that will need to be made up over the next 1-2 years. More recently, raw material availability and input cost inflation in items including

NUANCE MID CAP VALUE FUND

resins and metals have also squeezed margins at these companies. Offsetting price actions can take 1-2 years to implement in this industry, which is prolonging the period of under-earning, in our opinion. Nevertheless, this remains a high conviction, under-earning group of excellent businesses, in our view. We are also seeing the impact of inflation in select Consumer Staples companies where we continue to see opportunities primarily in the Household Products sub-industry. Our view is that earnings have been negatively impacted by rising raw material costs. We believe these costs can ultimately be mostly offset by price increases which generally lag the raw material price increases. Our overweight in the Financials sector continues to be made up primarily by stocks in the Insurance industry; however, we do have exposure to both the Banks and Capital Markets industries. While we remain underweight the Industrials sector, we did add to our weight during the third quarter as select leaders have started to look modestly attractive, in our view. We maintain positions in the Utilities and Real Estate sectors. We remain underweight the Energy sector where we believe the sector is facing a multi-year period of competitive transition. Lastly, we remain underweight the Consumer Discretionary, Communication Services, Materials, and Information Technology sectors primarily due to competitive uncertainty and valuation concerns.

Thank you for your interest and your continued support.

Scott Moore, CFA

Please visit our website at www.nuanceinvestments.com for more information about our team, our process, and value investing. You can also get real-time access to the Nuance Investment website updates and information via traditional mail or e-mail. Simply contact us at client.services@nuanceinvestments.com or call 816-743-7080 to sign-up.

This report must be preceded or accompanied by a current prospectus.

Mutual fund investing involves risk. Principal loss is possible. Investments in small and mid-capitalization companies involve additional risk such as limited liquidity and greater volatility than larger capitalization companies. Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods. The Fund’s value investments are subject to the risk that their intrinsic values may not be recognized by the broad market or that their prices may decline.

Past performance does not guarantee future results.

Weighted Market Capitalization: The average market capitalization of all companies in a fund – with each company weighted according to its percent held in the fund.

Cash Flow is a revenue or expense stream that changes an account over a given period.

Opinions expressed are subject to change, are not guaranteed and should not be considered investment advice or recommendations to buy or sell any security.

Nuance Investments is the advisor to the Nuance Mid Cap Value Fund which is distributed by Quasar Distributors, LLC.

NUANCE MID CAP VALUE FUND

Value of $10,000 Investment (Unaudited)

The chart assumes an initial investment of $10,000. Performance reflects waivers of fee and operating expenses in effect. In the absence of such waivers, total return would be reduced. Performance data quoted represents past performance and does not guarantee future results. Investment returns and principal value will fluctuate, and when sold, may be worth more or less than their original cost. Performance current to the most recent month-end may be lower or higher than the performance quoted and can be obtained by calling 1-855-682-6233. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Average Annual Rates of Return (%) As of October 31, 2022

				Since
	1 Year	3 Year	5 Year	Inception(1)
Investor Class (without sales load)	-6.38%	4.15%	6.16%	8.08%
Investor Class (with sales load)(2)	-11.06%	2.37%	5.08%	7.45%
Z Class	-6.01%	4.56%	6.58%	8.46%
Institutional Class	-6.12%	4.42%	6.43%	8.36%
Russell Midcap Value Index(3)	-10.18%	7.50%	6.49%	7.82%
S&P 500 Index(4)	-14.61%	10.22%	10.44%	10.82%

(1)
Period from Fund inception through October 31, 2022. The Investor Class and Institutional Class commenced operations on December 31, 2013 and Z Class shares commenced operations on May 8, 2017. Performance Shown for the Z Class prior to the inception of the Z Class is based on the performance of the Institutional Class shares, adjusted for the lower expenses applicable to Z Class shares.

(2)	Returns reflects a sales load of 5.00%.
(3)
The Russell Midcap® Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. This Index cannot be invested in directly.

(4)
The Standard & Poor’s 500 Index (S&P 500) is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks. This Index cannot be invested in directly.

NUANCE MID CAP VALUE FUND

The following is expense information for the Nuance Mid Cap Value Fund as disclosed in the Fund’s most recent prospectus dated August 28, 2022:

Investor Class Gross Expense Ratio – 1.22%	Net Expense Ratio – 1.18%
Z Class Gross Expense Ratio – 0.82%	Net Expense Ratio – 0.78%
Institutional Class Gross Expense Ratio – 0.97%	Net Expense Ratio – 0.93%

Nuance Investments, LLC (the “Adviser”) has contractually agreed to waive its management fees and pay Fund expenses, in order to ensure that Total Annual Fund Operating Expenses (excluding any front-end or contingent deferred loads, acquired fund fees and expenses, leverage/borrowing interest, interest expense, dividends paid on short sales, taxes, brokerage commissions and extraordinary expenses) do not exceed 1.18% of the average daily net assets of the Investor Class, 0.93% of the average daily net assets of the Institutional Class and 0.78% of the average daily net assets of the Z Class. Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of 36 months following the month during which such fee waiver and/or expense payment was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and/or expense payment occurred and the expense limit in place at the time of recoupment. The Operating Expenses Limitation Agreement is indefinite but cannot be terminated through at least August 28, 2023. Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board of Trustees (the “Board”) or the Adviser, with consent of the Board.

NUANCE MID CAP VALUE FUND

Expense Example (Unaudited)
October 31, 2022

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include but are not limited to, sales charges (loads) on purchases; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, shareholder servicing fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2022 – October 31, 2022).

ACTUAL EXPENSES
For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs may have been higher.

			Expenses Paid
	Beginning Account	Ending Account	During Period(1)
	Value (5/1/22)	Value (10/31/22)	(5/1/22 to 10/31/22)
Investor Class
Actual(2)	$1,000.00	$ 949.60	$5.80
Hypothetical (5% return before expenses)	$1,000.00	$1,019.26	$6.01
Z Class
Actual(2)	$1,000.00	$ 951.40	$3.84
Hypothetical (5% return before expenses)	$1,000.00	$1,021.27	$3.97
Institutional Class
Actual(2)	$1,000.00	$ 950.60	$4.38
Hypothetical (5% return before expenses)	$1,000.00	$1,020.72	$4.53

(1)
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 1.18%, 0.78% and 0.89% for the Investor Class, Z Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

(2)	Based on the actual returns for the six-month period ended October 31, 2022 of -5.04%, -4.86% and -4.94% for the Investor Class, Z Class and Institutional Class, respectively.

NUANCE MID CAP VALUE FUND

Allocation of Portfolio(1) (% of Net Assets) (Unaudited)
October 31, 2022

Top Ten Equity Holdings(1) (Unaudited)
as of October 31, 2022
(% of Net Assets)

Dentsply Sirona, Inc.	6.3%
Kimberly-Clark Corp.	5.4%
Smith & Nephew – ADR	4.8%
Baxter International, Inc.	4.4%
Northern Trust Corp.	4.3%
Travelers Companies, Inc.	4.1%
3M Co.	4.1%
Clorox Co.	4.0%
SJW Group	3.4%
Healthcare Realty Trust, Inc.	3.4%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.
ADR – American Depository Receipt

NUANCE MID CAP VALUE FUND

Schedule of Investments (Unaudited)
October 31, 2022

	Shares	Value

COMMON STOCKS – 84.2%

Consumer Staples – 14.7%
Beiersdorf AG – ADR	2,312,956	$44,316,237
Calavo Growers, Inc.	735,059	25,425,691
Cal-Maine Foods, Inc.	268,432	15,169,092
Clorox Co.	898,486	131,214,896
Henkel AG & Co. KGaA – ADR	4,809,907	70,513,237
Kimberly-Clark Corp.	1,403,227	174,645,632
Mission Produce, Inc.*	1,155,283	19,223,909
		480,508,694

Financials – 15.8%
Chubb Ltd.	235,073	50,514,837
Everest Re Group, Ltd.	128,243	41,378,886
Hartford Financial Services Group Inc.	242,669	17,571,662
Independent Bank Corp.	110,748	9,636,184
Northern Trust Corp.	1,645,015	138,757,015
Reinsurance Group of America, Inc.	341,108	50,200,864
TowneBank	620,355	20,434,494
Travelers Companies, Inc.	731,406	134,915,151
UMB Financial Corp.	299,176	24,897,427
Valley National Bancorp	2,277,599	27,035,100
		515,341,620

Healthcare – 21.3%
Baxter International, Inc.	2,641,914	143,588,026
Dentsply Sirona, Inc.	6,654,825	205,101,706
ICU Medical, Inc. *	502,190	74,530,018
NuVasive, Inc. *	162,274	7,161,152
Smith & Nephew – ADR	6,518,152	157,022,282
Universal Health Services, Inc. – Class B	839,404	97,261,741
Zimmer Biomet Holdings, Inc.	71,295	8,081,288
		692,746,213

Industrials – 11.1%
3M Co.	1,068,457	134,401,206
Aerojet Rocketdyne Holdings, Inc. *	746,365	36,161,384
Graco Inc.	415,183	28,888,433
Knorr-Bremse AG	5,817,479	65,039,415
Lindsay Corp.	85,453	14,467,193
Mueller Water Products, Inc.- Class A	6,436,228	75,303,868
Werner Enterprises, Inc.	209,034	8,194,133
		362,455,632

See Notes to the Financial Statements

NUANCE MID CAP VALUE FUND

Schedule of Investments (Unaudited) – Continued
October 31, 2022

	Shares	Value

Information Technology – 3.4%
Amphenol Corp. – Class A	880,618	$66,777,263
Applied Materials, Inc.	301,398	26,610,429
Lam Research Corp.	46,944	19,001,992
		112,389,684

Materials – 2.0%
AptarGroup, Inc.	403,402	39,997,308
DuPont de Nemours, Inc.	142,992	8,179,143
Ecolab Inc.	105,358	16,548,581
		64,725,032

Real Estate – 7.0%
Equity Commonwealth *	3,306,059	86,486,504
Healthcare Realty Trust, Inc.	5,428,012	110,351,484
Healthpeak Properties, Inc.	1,246,987	29,591,001
		226,428,989

Utilities – 8.9%
American Water Works Co., Inc.	232,121	33,736,466
Avista Corp.	973,798	39,954,932
California Water Service Group	692,223	42,959,359
Essential Utilities, Inc.	193,554	8,558,958
Pennon Group PLC	329,897	6,408,249
Portland General Electric Co.	698,173	31,375,895
Severn Trent Plc	257,095	7,340,062
SJW Group (a)	1,587,714	112,219,626
United Utilities Group PLC – ADR	312,380	6,744,284
		289,297,831
TOTAL COMMON STOCKS
(Cost $2,880,459,889)		2,743,893,695

See Notes to the Financial Statements

NUANCE MID CAP VALUE FUND

Schedule of Investments (Unaudited) – Continued
October 31, 2022

	Shares	Value

PREFERRED STOCKS – 7.6%

Consumer Staples – 3.1%
Henkel AG & Co KGaA	6,534,026	$102,714,889

Financials – 4.5%
MetLife, Inc., Series E, 5.625% (Call 06/15/2023 @ $25.00)	1,479,474	34,397,770
MetLife, Inc., Series F, 4.750% (Call 03/15/2025 @ $25.00)	1,846,492	36,302,033
US Bancorp 4.000%	531,814	8,604,750
US Bancorp, Series B, 4.697% (Call 1/17/2023 @ $25.00)	3,677,884	65,797,345
		145,101,898
TOTAL PREFERRED STOCKS
(Cost $281,013,741)		247,816,787

SHORT-TERM INVESTMENT – 7.6%
First American Government Obligations Fund, Class X, 2.93%^
(Cost $246,191,900)	246,191,900	246,191,900
Total Investments – 99.4%
(Cost $3,407,665,530)		3,237,902,382
Other Assets and Liabilities, Net – 0.6%		18,595,361
Total Net Assets – 100.0%		$3,256,497,743

ADR – American Depositary Receipt
*	Non-income producing security
(a)	Represents an affiliated company as defined by the Investment Company Act of 1940. See Note 10 in Notes to Financial Statements.
^	The rate shown is the annualized seven day effective yield as of October 31, 2022.

See Notes to the Financial Statements

NUANCE MID CAP VALUE FUND

Statement of Assets and Liabilities (Unaudited)
October 31, 2022

ASSETS:
Investments, at value
Unaffiliated Investments (cost $3,311,902,215)	$3,125,682,756
Affiliated Investments (cost $95,763,315)	112,219,626
Cash	2,212,969
Receivable for investment securities sold	15,366,184
Receivable for capital shares sold	4,775,576
Dividends and interest receivable	3,119,750
Prepaid expenses	57,440
Total assets	3,263,434,301

LIABILITIES:
Payable for investment securities purchased	2,286,275
Payable for capital shares redeemed	2,195,613
Payable to investment adviser	1,949,271
Payable for fund services fees	291,322
Payable for trustee fees	314
Accrued distribution & shareholder service fees	86,011
Accrued expenses	127,752
Total liabilities	6,936,558

NET ASSETS	$3,256,497,743

NET ASSETS CONSIST OF:
Paid-in capital	$3,230,941,620
Total distributable earnings	25,556,123
Net Assets	$3,256,497,743

	Investor		Institutional
	Class	Z Class	Class
Net assets	$69,634,172	$363,702,484	$2,823,161,087
Shares issued and outstanding(1)	5,505,283	28,692,810	223,752,016
Net asset value, redemption price
and minimum offering price per share	$12.65	$12.68	$12.62
Maximum offering price per share ($12.65/0.95)(2)	$13.32	N/A	N/A

(1)	Unlimited shares authorized with no par value.
(2)	Reflects a maximum sales charge of 5.00%.

See Notes to the Financial Statements

NUANCE MID CAP VALUE FUND

Statement of Operations (Unaudited)
For the Six Months Ended October 31, 2022

INVESTMENT INCOME:
Dividend income from unaffiliated common stock	$29,847,151
Dividend income from affiliated common stock	6,566,331
Less: Foreign taxes withheld	(72,436)
Interest income	1,687,251
Total investment income	38,028,297

EXPENSES:
Investment adviser fees (See Note 4)	12,553,874
Fund services fees (See Note 4)	965,903
Federal & state registration fees	94,528
Postage & printing fees	78,063
Insurance fees	10,672
Other	9,568
Audit fees	9,370
Trustee fees	9,287
Legal fees	3,998
Distribution & shareholder service fees (See Note 5):
Investor Class	147,905
Institutional Class	1,017,287
Total expenses before waiver	14,900,455
Less: waiver from investment adviser (See Note 4)	(89,246)
Net expenses	14,811,209

NET INVESTMENT INCOME	23,217,088

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on unaffiliated investments	(13,899,850)
Net realized loss on affiliated investments	(21,601,069)
Net change in unrealized appreciation/depreciation on unaffiliated investments	(201,039,050)
Net change in unrealized appreciation/depreciation on affiliated investments	40,577,565

Net realized and unrealized loss on investments	(195,962,404)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(172,745,316)

See Notes to the Financial Statements

NUANCE MID CAP VALUE FUND

Statements of Changes in Net Assets

	Six Months Ended
	October 31, 2022	Year Ended
	(Unaudited)	April 30, 2022
OPERATIONS:
Net investment income	$23,217,088	$40,482,015
Net realized gain (loss) on investments	(13,899,850)	396,234,942
Net realized gain (loss) on affiliated investments	(21,601,069)	10,414,425
Net change in unrealized appreciation/depreciation
on unaffiliated investments	(201,039,050)	(513,519,851)
Net change in unrealized appreciation/depreciation
on affiliated investments	40,577,565	4,493,183
Net decrease in net assets resulting from operations	(172,745,316)	(61,895,286)

CAPITAL SHARE TRANSACTIONS:
Investor Class:
Proceeds from shares sold	10,294,962	29,333,767
Proceeds from reinvestment of distributions	410,242	9,364,642
Payments for shares redeemed	(14,721,071)	(66,873,116)
Decrease in net assets resulting from Investor Class transactions	(4,015,867)	(28,174,707)
Z Class:
Proceeds from shares sold	46,287,253	214,074,245
Proceeds from reinvestment of distributions	1,728,092	29,975,841
Payments for redemption-in-kind	—	—
Payments for shares redeemed	(58,387,353)	(200,319,804)
Increase (Decrease) in net assets resulting from Z Class transactions	(10,372,008)	43,730,282
Institutional Class:
Proceeds from shares sold	305,714,051	900,071,008
Proceeds from reinvestment of distributions	21,005,782	321,263,104
Payments for shares redeemed	(362,887,466)	(1,060,202,529)
Increase (Decrease) in net assets resulting from
Institutional Class transactions	(36,167,633)	161,131,583
Net increase (decrease) in net assets resulting from
capital share transactions	(50,555,508)	176,687,158

DISTRIBUTIONS TO SHAREHOLDERS:
Investor Class	(411,945)	(9,386,493)
Z Class	(3,160,526)	(52,906,447)
Institutional Class	(23,820,391)	(356,313,138)
Total distributions to shareholders	(27,392,862)	(418,606,078)

TOTAL DECREASE IN NET ASSETS	(250,693,686)	(303,814,206)

NET ASSETS:
Beginning of period	3,507,191,429	3,811,005,635
End of period	$3,256,497,743	$3,507,191,429

See Notes to the Financial Statements

NUANCE MID CAP VALUE FUND

Financial Highlights

For a Fund share outstanding throughout the period.

	Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	October 31, 2022	April 30,	April 30,	April 30,	April 30,	April 30,
Investor Class	(Unaudited)	2022	2021	2020	2019	2018

PER SHARE DATA:
Net asset value, beginning of period	$13.40	$15.36	$11.81	$12.80	$12.33	$12.09

INVESTMENT OPERATIONS:
Net investment income	0.07	0.13	0.07	0.12	0.11	0.08
Net realized and unrealized
gain (loss) on investments	(0.75)	(0.42)	3.55	(0.30)	1.15	1.03
Total from investment operations	(0.68)	(0.29)	3.62	(0.18)	1.26	1.11

LESS DISTRIBUTIONS:
Distributions from net investment income	(0.07)	(0.08)	(0.07)	(0.14)	(0.10)	(0.05)
Distributions from net realized gains	—	(1.59)	—	(0.67)	(0.69)	(0.82)
Total distributions	(0.07)	(1.67)	(0.07)	(0.81)	(0.79)	(0.87)

Net asset value, end of period	$12.65	$13.40	$15.36	$11.81	$12.80	$12.33

TOTAL RETURN(1)(2)	(5.04)%	(2.07)%	30.77%	(2.12)%	11.33%	9.10%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$69.6	$78.1	$117.1	$94.3	$36.3	$26.9

Ratio of expenses to average net assets(3):
Before expense waiver/recoupment	1.22%	1.22%	1.23%	1.24%	1.27%	1.31%
After expense waiver/recoupment	1.18%	1.18%	1.18%	1.18%	1.18%	1.18%

Ratio of net investment income
to average net assets(3):
Before expense waiver/recoupment	1.05%	0.74%	0.48%	0.96%	0.86%	0.50%
After expense waiver/recoupment	1.09%	0.78%	0.53%	1.02%	0.95%	0.63%

Portfolio turnover rate(2)	36%	61%	76%	124%	99%	152%

(1)	Total return does not reflect sales charges.
(2)	Not annualized for periods less than one year.
(3)	Annualized for periods less than one year.

See Notes to the Financial Statements

NUANCE MID CAP VALUE FUND

Financial Highlights

For a Fund share outstanding throughout the period.

						For the Period
						Inception
	Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	through
	October 31, 2022	April 30,	April 30,	April 30,	April 30,	April 30,
Z Class	(Unaudited)	2022	2021	2020	2019	2018(1)

PER SHARE DATA:
Net asset value, beginning of period	$13.45	$15.42	$11.84	$12.83	$12.37	$12.14

INVESTMENT OPERATIONS:
Net investment income	0.10	0.17	0.12	0.18	0.16	0.11
Net realized and unrealized
gain (loss) on investments	(0.76)	(0.40)	3.57	(0.32)	1.14	1.03
Total from investment operations	(0.66)	(0.23)	3.69	(0.14)	1.30	1.14

LESS DISTRIBUTIONS:
Distributions from net investment income	(0.11)	(0.15)	(0.11)	(0.18)	(0.15)	(0.09)
Distributions from net realized gains	—	(1.59)	—	(0.67)	(0.69)	(0.82)
Total distributions	(0.11)	(1.74)	(0.11)	(0.85)	(0.84)	(0.91)

Net asset value, end of period	$12.68	$13.45	$15.42	$11.84	$12.83	$12.37

TOTAL RETURN(2)	(4.86)%	(1.62)%	31.34%	(1.78)%	11.73%	9.39%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$363.7	$395.3	$409.5	$254.2	$130.9	$42.7

Ratio of expenses to average net assets(3):
Before expense waiver/recoupment	0.82%	0.82%	0.83%	0.84%	0.88%	0.91%
After expense waiver/recoupment	0.78%	0.78%	0.78%	0.78%	0.78%	0.78%

Ratio of net investment income
to average net assets(3):
Before expense waiver/recoupment	1.45%	1.15%	0.88%	1.36%	1.25%	0.94%
After expense waiver/recoupment	1.49%	1.19%	0.93%	1.42%	1.35%	1.07%

Portfolio turnover rate(2)	36%	61%	76%	124%	99%	152%

(1)	Inception date of the Z Class was May 8, 2017.
(2)	Not annualized for periods less than one year.
(3)	Annualized for periods less than one year.

See Notes to the Financial Statements

NUANCE MID CAP VALUE FUND

Financial Highlights

For a Fund share outstanding throughout the period.

	Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	October 31, 2022	April 30,	April 30,	April 30,	April 30,	April 30,
Institutional Class	(Unaudited)	2022	2021	2020	2019	2018

PER SHARE DATA:
Net asset value, beginning of period	$13.39	$15.36	$11.81	$12.80	$12.35	$12.12

INVESTMENT OPERATIONS:
Net investment income	0.09	0.16	0.10	0.17	0.14	0.11
Net realized and unrealized
gain (loss) on investments	(0.75)	(0.40)	3.55	(0.31)	1.14	1.03
Total from investment operations	(0.66)	(0.24)	3.65	(0.14)	1.28	1.14

LESS DISTRIBUTIONS:
Distributions from net investment income	(0.11)	(0.14)	(0.10)	(0.18)	(0.14)	(0.09)
Distributions from net realized gains	—	(1.59)	—	(0.67)	(0.69)	(0.82)
Total distributions	(0.11)	(1.73)	(0.10)	(0.85)	(0.83)	(0.91)

Net asset value, end of period	$12.62	$13.39	$15.36	$11.81	$12.80	$12.35

TOTAL RETURN(1)	(4.94)%	(1.71)%	31.09%	(1.85)%	11.57%	9.32%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$2,823.2	$3,033.8	$3,284.4	$1,474.8	$952.0	$463.7

Ratio of expenses to average net assets(2):
Before expense waiver/recoupment	0.89%	0.88%	0.91%	0.92%	0.95%	0.99%
After expense waiver/recoupment	0.89%	0.88%	0.92%	0.93%	0.93%	0.93%

Ratio of net investment income
to average net assets(2):
Before expense waiver/recoupment	1.38%	1.08%	0.80%	1.29%	1.18%	0.82%
After expense waiver/recoupment	1.38%	1.08%	0.79%	1.28%	1.20%	0.88%

Portfolio turnover rate(1)	36%	61%	76%	124%	99%	152%

(1)	Not annualized for periods less than one year.
(2)	Annualized for periods less than one year.

See Notes to the Financial Statements

NUANCE MID CAP VALUE FUND

Notes to the Financial Statements (Unaudited)
October 31, 2022

1.  ORGANIZATION

Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust on January 27, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Nuance Mid Cap Value Fund (the “Fund”) is a diversified series with its own investment objectives and policies within the Trust. The investment objective of the Fund is long-term capital appreciation. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The Fund commenced operations on May 31, 2011. The Fund currently offers three classes, the Investor Class, the Institutional Class and the Z Class. Investor Class shares may be subject to a front-end sales charge of up to 5.00%. Investor Class shares are subject to a 0.25% of average daily net assets of distribution and servicing fee and Investor Class and Institutional Class shares are subject to a shareholder servicing fee of up to 0.15% of average daily net assets. Each class of shares has identical rights and privileges with respect to voting on matters affecting a single share class. The Fund may issue an unlimited number of shares of beneficial interest, with no par value.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – The Fund complies with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is required. As of and during the period ended October 31, 2022, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the period ended October 31, 2022, the Fund did not incur any interest or penalties.

Security Transactions, Income and Distributions – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities using the constant yield method of calculation.

The Fund will make distributions, if any, of net investment income quarterly. The Fund will also distribute net realized capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in

NUANCE MID CAP VALUE FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2022

nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. 12b-1 fees are expensed at 0.25% of average daily net assets of Investor Class shares. Shareholder service fees are expensed at up to 0.15% of average daily net assets for Investor and Institutional shares. Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

3.  SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis. The Fund’s investments are carried at fair value.

Equity Securities – Securities that are primarily traded on a national securities exchange are valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices. Securities traded primarily in the Nasdaq Global Market System for which market quotations are readily available are valued using the Nasdaq Official Closing Price (“NOCP”). If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

NUANCE MID CAP VALUE FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2022

Short-Term Investments – Investments in other mutual funds, including money market funds are valued at their net asset value per share and are categorized in Level 1 of the fair value hierarchy. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated Nuance Investments, LLC (the “Adviser”) as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s securities as of October 31, 2022:

	Level 1	Level 2	Level 3	Total
Common Stocks	$2,743,893,695	$—	$—	$2,743,893,695
Preferred Stocks	247,816,787	—	—	247,816,787
Short-Term Investment	246,191,900	—	—	246,191,900
Total Investments in Securities	$3,237,902,382	$—	$—	$3,237,902,382

Refer to the Schedule of Investments for further information on the classification of investments.

4.  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has an agreement with Nuance Investments, LLC (the “Adviser”) to furnish investment advisory services to the Fund. Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 0.75% of the Fund’s average daily net assets.

The Fund’s Adviser has contractually agreed to waive a portion or all of its management fees and reimburse the Fund for its expenses to ensure that total annual operating expenses (excluding acquired fund fees and expenses, leverage, interest, dividend and interest expense on short sales, taxes, brokerage commissions and extraordinary expenses) for the Fund do not exceed 1.18%, 0.78% and 0.93% of average daily net assets of the Fund’s Investor Class, Z Class and Institutional Class, respectively. Fees waived and expenses reimbursed by the Adviser may be recouped by the Adviser for a period of thirty-six months following the month during which such waiver or reimbursement was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver and reimbursement occurred. The Operating Expense Limitation Agreement is intended to be continual in nature and cannot be terminated within a year after the effective date of the Fund’s prospectus. After that date, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board or the Adviser, with the consent of the Board. Waived fees and reimbursed expenses subject to potential recovery by year of expiration are as follows:

Expiration	Amount
November 2022 – April 2023	$93,411
May 2023 – April 2024	$208,199
May 2024 – April 2025	$201,565
May 2025 – October 2025	$89,246

NUANCE MID CAP VALUE FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2022

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, (“Fund Services” or the “Administrator”), acts as the Fund’s Administrator, Transfer Agent, and Fund Accountant. U.S. Bank N.A. (the “Custodian”) serves as the custodian to the Fund. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals. The officers of the Trust, including the Chief Compliance Officer are employees of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums. Fees paid by the Fund for administration and accounting, transfer agency, custody and compliance services for the year ended October 31, 2022, are disclosed in the Statement of Operations as fund services fees.

5.  DISTRIBUTION & SHAREHOLDER SERVICING FEES

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) in the Investor Class only. The Plan permits the Fund to pay for distribution and related expenses at an annual rate of 0.25% of the Investor Class average daily net assets. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred. For the period ended October 31, 2022, the Investor Class incurred expenses of $92,441 pursuant to the Plan.

The Fund has entered into a shareholder servicing agreement (the “Agreement”) where the Adviser acts as the shareholder agent, under which the Fund may pay servicing fees at an annual rate of up to 0.15% of the average daily net assets of each class. Payments, if any, to the Adviser under the Agreement may reimburse the Adviser for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Adviser for services provided to shareholders of the Fund. Payments may also be made directly to the intermediaries providing shareholder services. The services provided by such intermediaries are primarily designed to assist shareholders of the Fund and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Fund in servicing such shareholders. Services provided by such intermediaries also include the provision of support services to the Fund and includes establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Fund, and providing such other personal services to shareholders as the Fund may reasonably request. For the period ended October 31, 2022, the Investor and Institutional Class incurred $55,464 and $1,017,287, respectively, of shareholder servicing fees under the Agreement.

NUANCE MID CAP VALUE FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2022

6.  CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund were as follows:

	Period Ended	Year Ended
	October 31, 2022	April 30, 2022
Investor Class:
Shares sold	800,515	1,980,988
Shares issued to holders in reinvestment of distributions	33,251	686,628
Shares redeemed	(1,155,023)	(4,464,644)
Net decrease in Investor Class shares	(321,257)	(1,797,028)

Z Class:
Shares sold	3,703,763	14,764,339
Shares issued to holders in reinvestment of distributions	139,112	2,189,122
Shares redeemed	(4,542,823)	(14,117,138)
Net increase (decrease) in Z Class shares	(699,948)	2,836,323

Institutional Class:
Shares sold	23,827,381	61,607,892
Shares issued to holders in reinvestment of distributions	1,699,026	23,542,559
Shares redeemed	(28,378,219)	(72,342,897)
Net increase (decrease) in Institutional Class shares	(2,851,812)	12,807,554
Net increase (decrease) in shares outstanding	(3,873,017)	13,846,849

7.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, by the Fund for the period ended October 31, 2022, were as follows:

	Purchases	Sales
U.S. Government	$—	$—
Other	$1,110,990,183	$1,171,925,682

8.  FEDERAL TAX INFORMATION

The aggregate gross unrealized appreciation and depreciation of securities held by the Fund and the total cost of securities for federal income tax purposes at April 30, 2022, the Fund’s most recent fiscal year end, were as follows:

Aggregate Gross	Aggregate Gross		Federal Income
Appreciation	Depreciation	Net	Tax Cost
$202,393,124	$(237,405,990)	$(35,012,866)	$3,546,604,290

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the deferral of wash sale losses. At April 30, 2022, the Fund’s most recent fiscal year end, components of distributed earnings on a tax-basis were as follows:

	Undistributed	Other		Total
Undistributed	Long-Term	Accumulated	Unrealized	Distributable
Ordinary Income	Capital Gains	Losses	Depreciation	Earnings
$7,586,984	$253,411,660	$(291,477)	$(35,012,866)	$225,694,301

NUANCE MID CAP VALUE FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2022

As of April 30, 2022, the Fund’s most recent fiscal year end, the Fund did not have any capital loss carryovers. A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31. For the taxable year ended April 30, 2022, the Fund does not plan to defer any qualified later year losses.

The tax character of distributions paid during the six months ended October 31, 2022, were as follows:

Ordinary	Long-Term
Income*	Capital Gains	Total
$27,392,862	$—	$27,392,862

The tax character of distributions paid during the year ended April 30, 2022, were as follows:

Ordinary	Long-Term
Income*	Capital Gains	Total
$161,479,635	$257,126,443	$418,606,078

*	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.

The Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended April 30, 2022.

9.  GENERAL RISK

The recent global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Fund’s investments.

On February 24, 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries could result in more widespread conflict and could have a severe adverse effect on the region and the markets. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. How long such conflict and related events will last and whether it will escalate further cannot be predicted, nor its effect on the Funds

NUANCE MID CAP VALUE FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2022

10.  TRANSACTIONS WITH AFFILIATES

If the Fund’s holding represents ownership of 5% or more of the voting securities of a company, the company is deemed to be an affiliate as defined by the 1940 Act. The Fund conducted transactions during the period ended October 31, 2022 with affiliated companies as so defined:

	Beginning Value	Additions	Reductions	Ending Value
Equity Commonwealth(1)	$179,252,741	$—	$(92,435,103)	$86,486,504
SJW Group	93,297,290	4,884,729	(5,270,023)	112,219,626

					Change in
	Ending Shares				Unrealized
	as of	Dividend	Return of	Realized	Appreciation/
	October 31, 2022	Income	Capital	Gain (Loss)	Depreciation
Equity Commonwealth(1)	3,306,059	$5,398,225	$—	$(21,697,223)	$21,366,089
SJW Group	1,587,714	1,168,107	—	96,154	19,211,476
		$6,566,332	$—	$(21,601,069)	$40,577,565

(1)	Security is unaffiliated as of October 31, 2022.

11.  SUBSEQUENT EVENTS

On December 20, 2022, the Fund paid a long-term capital gain distribution to shareholders of the Institutional Class in the amount of $217,686,080 or $1.05705 per share, the Z Class in the amount of $30,058,924 or $1.05705  per share and the Investor Class in the amount of $5,668,442 or $1.05705  per share.

Management has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no additional items require recognition or disclosure.

NUANCE MID CAP VALUE FUND

Liquidity Risk Management Discussion

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, Managed Portfolio Series (the “Trust”), on behalf of the Nuance Mid Cap Value Fund (the “Fund”), has adopted and implemented a written liquidity risk management program (the “Program”) that includes policies and procedures reasonably designed to comply with the requirements of Rule 22e-4, including: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) limitation on illiquid investments; and (v) redemptions in-kind. The Trust’s Board of Trustees (the “Board”) has approved the designation of Nuance Investments, LLC (“Nuance Investments”) as the administrator of the Program (the “Program Administrator”). Personnel of Nuance Investments conduct the day-to-day operation of the Program pursuant to policies and procedures administered by the Program Administrator.

In accordance with Rule 22e-4, the Board reviewed a report prepared by the Program Administrator (the “Report”) regarding the operation of the Program and its adequacy and effectiveness of implementation for the period January 1, 2021, through December 31, 2021 (the “Reporting Period”). No significant liquidity events impacting the Fund during the Reporting Period or material changes to the Program were noted in the Report.

Under the Program, Nuance Investments manages and periodically reviews the Fund’s liquidity risk, including consideration of applicable factors specified in Rule 22e-4 and the Program. Liquidity risk is defined as the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. In general, this risk was managed during the Reporting Period by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. In the Report, Nuance Investments provided its assessment that, based on the information considered in its review, the Program remains reasonably designed to manage the Fund’s liquidity risk and the Fund’s investment strategy remains appropriate for an open-end fund.

Pursuant to the Program, the Program Administrator oversaw the classification of each of the Fund’s portfolio investments as highly liquid, moderately liquid, less liquid or illiquid during the Reporting Period, including in connection with recording investment classifications on Form N-PORT. Nuance Investments’ process of determining the degree of liquidity of the Fund’s investments is supported by one or more third-party liquidity assessment vendors.

The Fund qualified as a “primarily highly liquid” fund as defined in the Program during the Reporting Period. Accordingly, the Fund was not required to establish a HLIM or comply with the related Program provisions during the Reporting Period.

During the Reporting Period, the Fund’s investments were monitored for compliance with the 15% limitation on illiquid investments pursuant to the Program and in accordance with Rule 22e-4. The Fund did effect a redemption in-kind during the Reporting Period which was effectuated in accordance with the Trust’s Redemption in Kind Policy.

The Report concluded: (i) the Program was implemented and operated effectively to achieve the goal of assessing and managing the Fund’s liquidity risk during the Reporting Period; and (ii) the Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund during the Reporting Period.

NUANCE MID CAP VALUE FUND

Additional Information (Unaudited)
October 31, 2022

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Fund files complete schedules of portfolio holdings with the U.S. Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-732-0330. The Fund’s Part F of Form N-PORT may also be obtained by calling 1-855-682-6233.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-855-682-6233. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge, upon request, by calling 1-888-621-9258, or (2) on the SEC’s website at www.sec.gov.

 (This Page Intentionally Left Blank.)

NUANCE MID CAP VALUE FUND

Privacy Notice (Unaudited)

The Fund collects only relevant information about you that the law allows or requires it to have in order to conduct its business and properly service you.  The Fund collects financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Fund does not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law.  Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Fund, as well as the Fund’s investment adviser who is an affiliate of the Fund.  If you maintain a retirement/educational custodial account directly with the Fund, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes.  The Fund limits access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to the Fund.  All shareholder records will be disposed of in accordance with applicable law.  The Fund maintains physical, electronic and procedural safeguards to protect your Personal Information and requires its third party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, credit union, bank or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

INVESTMENT ADVISER
Nuance Investments, LLC
4900 Main Street, Suite 220
Kansas City, MO 64112

DISTRIBUTOR
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank, N.A.
1555 North Rivercenter Drive
Milwaukee, WI 53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 North Water Street
Milwaukee, WI 53202

LEGAL COUNSEL
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103

This report must be accompanied or preceded by a prospectus.

The Fund’s Statement of Additional Information contains additional information about the
Fund’s trustees and is available without charge upon request by calling 1-855-682-6233.

Nuance Concentrated Value Long-Short Fund

Investor Class Shares – NCLIX
Institutional Class Shares – NCLSX

Semi-Annual Report

www.nuanceinvestments.com	October 31, 2022

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

October 31, 2022

Dear Fellow Shareholders:

We are pleased to write our semi-annual shareholder letter for the Nuance Concentrated Value Long-Short Fund (the “Fund”). The Fund seeks long-term capital appreciation by taking long positions in securities priced below, and short positions in securities priced above, our internal view of their estimated intrinsic value. The Fund will typically maintain 15-35 long positions and up to 50 short positions. The primary benchmark for the Fund is the S&P 500® Index.

Average Annual Rates of Return as of October 31, 2022:

	6 Months	1 Year	3 Year	5 Year	Since Inception(1)
Institutional Class	-6.35%	-3.88%	-1.32%	-0.08%	2.22%
S&P 500® Index(2)	-5.50%	-14.61%	10.22%	10.44%	11.85%

	6 Months	1 Year	3 Year	5 Year	Since Inception(1)
Investor Class	-6.47%	-4.16%	-1.58%	-0.33%	1.93%
S&P 500® Index(2)	-5.50%	-14.61%	10.22%	10.44%	11.85%

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Short term performance, in particular, is not a good indication of the fund’s future performance, and an investment should not be made solely based on returns. Performance data current to the most recent month end may be obtained by calling 1-855-682-6233.

Nuance Investments, LLC (the “Adviser”) has contractually agreed to waive its management fees and pay Fund expenses, in order to ensure that Total Annual Fund Operating Expenses (Excluding acquired fund fees and expenses, leverage/borrowing interest, interest expense, dividends paid on short sales, taxes, brokerage commissions, and extraordinary expenses) do not exceed 1.55% of the average daily net assets of the Investor Class and 1.30% of the average daily net assets of the Institutional Class through at least August 28, 2023.

Institutional Class Gross Expense Ratio – 3.32%	Net Expense Ratio – 3.33%
Investor Class Gross Expense Ratio – 3.57%	Net Expense Ratio – 3.58%

(1)	December 31, 2015
(2)
The Standard & Poor’s 500® Index (S&P 500) is an unmanaged, capitalization-weighted index generally representative of the U.S. Market for large capitalization stocks. This Index cannot be invested in directly.

In terms of performance, since its inception on December 31, 2015 through October 31, 2022, the Institutional Class is up 2.22 percent (annualized) versus its primary index – the S&P 500® Index – up 11.85 percent (annualized). Nuance Concentrated Value Long Short Fund outperformed the benchmark over the 1-year period and underperformed over the 6-month period. Nuance cautions clients regarding the use of short-term performance as a tool to make investment decisions. As we remind our clients, your team continues to try and find leading business franchises with sustainable competitive positions that are trading below our internally derived view of fair or intrinsic value. We believe that our time-tested process of finding what we consider best of breed businesses with better than the market downside support and better than the market upside potential over the long-term should lead to solid risk adjusted returns versus our peers and benchmarks
1

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

At Nuance, our team and our processes are designed to emphasize consistency and what we believe is thorough fundamental analysis of companies that have the potential to lead to investment returns that will be acceptable for our shareholders over the long-term. To do this, we focus our attention on studying one company at a time using the Nuance approach.

Nuance employs a bottom-up stock selection process that emphasizes one stock at a time valuation and fundamental work. Sector/industry weightings are a fallout primarily of the emphasis of the team to optimize the risk versus reward profile of the portfolio. We would note that often specific events will result in an entire industry or sector being out of favor and thus showing positively skewed risk versus rewards. During those periods, we are likely to be overweight those areas. The reverse is also true and certain sectors or industries can become overvalued at the same time. During those periods we would be underweight. Those decisions are made as a direct result of the time-tested process of studying valuations for leading business franchises one stock at a time as opposed to a top-down view of a space.

The Investment Team believed the opportunity set was healthy for both sides of the Fund’s investment portfolio at the end of October. As of October 31, 2022, the median company in the Nuance proprietary long universe, which consists of companies we view as sub-industry leaders, was trading at around a 15 percent premium to what we would consider fair value. Said another way, our long universe appeared to be overvalued by about 15 percent on average based on our internal estimates. From a downside perspective, according to our company-by-company valuation work, the same universe had around 60 percent downside potential. This implies that if our list of leading companies were all to trade down to their historic trough valuation multiples, the average stock in our long universe could decline by roughly 60 percent. Recent market volatility has created some very interesting long investment opportunities with attractive risk-rewards, in our opinion, within our long universe of leaders that has remained modestly overvalued.

On the long side of the portfolio, the Investment Team believed recent volatility and market pullback has provided us with an attractive set of long investment opportunities with transitory under-earnings and depressed valuations as of October 31, 2022. Sub-industries that we believed appeared attractive included Household Products, Health Care Equipment, and Health Care Supplies. On the short side of the portfolio, the Investment Team believed that over-earning and overvaluation remained widespread and that ample short investment opportunities could be found in most sub-industries of the economy including Automotive Retail, Environmental & Facilities Services, Railroads, and General Merchandise Stores sub-industries.

Thank you for your interest and your continued support.

Chad Baumler, CFA

Please visit our website at www.nuanceinvestments.com for more information about our team, our process, and value investing. You can also get real-time access to the Nuance Investment website updates and information via traditional mail or e-mail. Simply contact us at client.services@nuanceinvestments.com or call 816-743-7080 to sign-up.

This report should be preceded or accompanied by a prospectus.

Mutual fund investing involves risk. Principal loss is possible. Investments in small and mid-capitalization companies involve additional risk such as limited liquidity and greater volatility than larger capitalization companies. Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods. The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual stock volatility than a diversified fund. The Fund’s value investments are subject to the risk that their intrinsic values may not be recognized by the broad market or that their prices may decline. Short sale of securities involves unlimited risk including the possibility that losses may exceed the original amount invested. However, a mutual fund investor’s risk is limited to one’s amount of investment in a mutual fund.

Past performance does not guarantee future results.

Opinions expressed are subject to change, are not guaranteed and should not be considered investment advice or recommendations to buy or sell any security.

Nuance Investments is the advisor to the Nuance Concentrated Value Long-Short Fund which is distributed by Quasar Distributors, LLC.
2

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Value of $10,000 Investment (Unaudited)

The chart assumes an initial investment of $10,000. Performance reflects waivers of fee and operating expenses in effect. In the absence of such waivers, total return would be reduced. Performance data quoted represents past performance and does not guarantee future results. Investment returns and principal value will fluctuate, and when sold, may be worth more or less than their original cost. Performance current to the most recent month-end may be lower or higher than the performance quoted and can be obtained by calling 1-855-682-6233. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Average Annual Rates of Return (%) As of October 31, 2022

				Since
	1 Year	3 Year	5 Year	Inception(1)
Investor Class	-4.16%	-1.58%	-0.33%	1.93%
Institutional Class	-3.88%	-1.32%	-0.08%	2.22%
S&P 500 Index(2)	-14.61%	10.22%	10.44%	11.85%

(1)	December 31, 2015.
(2)
The Standard & Poor’s 500 Index (S&P 500) is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks. This Index cannot be invested in directly.

The following is expense information for the Nuance Concentrated Value Long-Short Fund as disclosed in the Fund’s most recent prospectus dated August 28, 2022:

Institutional Class Gross Expense Ratio – 3.32%	Net Expense Ratio – 3.33%
Investor Class Gross Expense Ratio – 3.57%	Net Expense Ratio – 3.58%

Nuance Investments, LLC (the “Adviser”) has contractually agreed to waive its management fees and pay Fund expenses, in order to ensure that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, leverage/borrowing interest, interest expense, dividends paid on short sales, taxes, brokerage commissions and extraordinary expenses) do not exceed 1.55% of the average daily net assets of the Investor Class and 1.30% of the average daily net assets of the Institutional Class. Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of 36 months following the month during which such fee
3

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

waiver and/or expense payment was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and/or expense payment occurred and the expense limit in place at the time of recoupment. The Operating Expenses Limitation Agreement is indefinite but cannot be terminated through at least August 28, 2023. Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board of Trustees (the “Board”) or the Adviser, with consent of the Board.
4

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Expense Example (Unaudited)
October 31, 2022

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, shareholder servicing fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2022 – October 31, 2022).

ACTUAL EXPENSES
For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs may have been higher.

	Beginning Account	Ending Account	During Period(1)
	Value (5/1/22)	Value (10/31/22)	(5/1/22 to 10/31/22)
Investor Class
Actual(2)(3)	$1,000.00	$ 935.30	$16.59
Hypothetical(4) (5% return before expenses)	$1,000.00	$1,008.07	$17.21

Institutional Class
Actual(2)(3)	$1,000.00	$ 936.50	$15.38
Hypothetical(4) (5% return before expenses)	$1,000.00	$1,009.33	$15.95

(1)
Expenses are equal to the Fund’s annualized expense ratio for the six-month period of 3.40% and 3.15% for the Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

(2)	Based on the actual returns for the six-month period of -6.47% and -6.35% for the Investor Class and Institutional Class, respectively.
(3)	Excluding dividends and interest on short positions, the actual expenses would be $7.56 and $6.35 for the Investor Class and Institutional Class, respectively.
(4)	Excluding dividends and interest on short positions, the hypothetical expenses would be $7.88 and $6.61 for the Investor Class and Institutional Class, respectively.

5

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Allocation of Portfolio(1)(2) (% of Net Assets) (Unaudited)
October 31, 2022

Top Ten Long Positions(1)(2) (Unaudited)
as of October 31, 2022 (% of Net Assets)

Kimberly-Clark Corp.	8.3%
Henkel AG & Co. KGaA – ADR	8.1%
Smith & Nephew – ADR	7.2%
Dentsply Sirona, Inc	7.2%
Clorox Co.	6.2%
Baxter International, Inc.	6.0%
3M Co.	5.0%
Universal Health Services, Inc. – Class B	4.7%
Northern Trust Corp.	4.2%
Travelers Companies, Inc.	4.1%

Top Five Short Positions(2) (Unaudited)
as of October 31, 2022 (% of Net Assets)

AutoZone, Inc.	-4.8%
O’Reilly Automotive, Inc.	-4.8%
Dollar General Corp.	-4.5%
Republic Services, Inc.	-4.1%
Deere & Co.	-4.0%

(1)	Excludes short positions.
(2)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.
ADR – American Depository Receipt

6

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Schedule of Investments (Unaudited)
October 31, 2022

	Shares	Value

COMMON STOCKS – 92.3%

Consumer Staples# – 27.7%
Beiersdorf AG – ADR (a)	219,832	$4,211,981
Cal-Maine Foods, Inc. (a)	10,190	575,837
Clorox Co. (a)	53,252	7,776,922
Henkel AG & Co. KGaA – ADR (a)	700,293	10,266,296
Kimberly-Clark Corp. (a)	83,841	10,434,851
Mission Produce, Inc. (a) *	97,383	1,620,453
		34,886,340
Financials – 13.2%
Chubb Ltd. – ADR (a)	7,367	1,583,094
Everest Re Group, Ltd. – ADR (a)	4,972	1,604,265
Hartford Financial Services Group Inc. (a)	9,331	675,658
Northern Trust Corp. (a)	63,455	5,352,429
Reinsurance Group of America, Inc. (a)	15,245	2,243,607
Travelers Companies, Inc. (a)	27,834	5,134,260
		16,593,313
Healthcare+ – 28.6%
Baxter International, Inc. (a)	136,755	7,432,634
Dentsply Sirona, Inc. (a)	294,621	9,080,219
ICU Medical, Inc. (a)*	31,352	4,652,951
Smith & Nephew – ADR (a)	378,920	9,128,183
Universal Health Services, Inc. – Class B (a)	51,460	5,962,670
		36,256,657
Industrials – 11.1%
3M Co. (a)	50,004	6,290,003
Knorr-Bremse AG – ADR (a)	434,133	4,853,607
Mueller Water Products, Inc. – Class A (a)	248,923	2,912,399
		14,056,009
Information Technology – 2.1%
Amphenol Corp. – Class A (a)	16,904	1,281,831
Applied Materials, Inc. (a)	7,435	656,436
Lam Research Corp. (a)	1,663	673,149
		2,611,416
Materials – 1.0%
AptarGroup, Inc. (a)	12,388	1,228,270

See Notes to the Financial Statements
7

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Schedule of Investments (Unaudited) – Continued
October 31, 2022

	Shares	Value

Real Estate – 4.2%
Equity Commonwealth (a)*	68,618	$1,795,047
Healthcare Realty Trust, Inc. (a)	169,534	3,446,626
		5,241,673

Utilities – 4.4%
SJW Group (a)	55,351	3,912,209
United Utilities Group PLC – ADR (a)	73,557	1,588,095
		5,500,304

Total Common Stocks
(Cost $119,731,430)		116,373,982

SHORT-TERM INVESTMENT – 4.9%
First American Government Obligations Fund, Class X, 2.93% (a)^
(Cost $6,190,430)	6,190,430	6,190,430
Total Investments – 97.2%
(Cost $125,921,860)		122,564,412
Other Assets and Liabilities, Net – 2.8%		3,559,216
Total Net Assets – 100.0%		$126,123,628

#
The Fund is significantly invested in this sector and therefore is subject to additional risks. Changes in domestic and international economies, interest rates, competition, consumer confidence, consumer spending, government regulation, marketing, and supply and demand may affect companies in this sector.

(a)	All or a portion of this security is designated as collateral for securities sold short. As of October 31, 2022, the value of the collateral was $122,564,412.
+
The Fund is significantly invested in this sector and therefore is subject to additional risks. Companies in this sector are subject to litigation, intellectual property issues, competition, government regulation, product approval or rejection, and product obsolescence.

*	Non-income producing security
^	The rate shown is the annualized seven day effective yield as of October 31, 2022.
ADR – American Depository Receipt

See Notes to the Financial Statements
8

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Schedule of Securities Sold Short (Unaudited)
October 31, 2022

	Shares	Value

COMMON STOCKS – 95.1%

Consumer Discretionary – 20.2%
AutoZone, Inc. *	2,409	$6,101,708
D.R. Horton, Inc.	13,443	1,033,498
Dollar General Corp.	22,065	5,627,678
Home Depot, Inc.	11,804	3,495,519
Lowe’s Companies, Inc.	5,318	1,036,744
McDonald’s Corp.	4,163	1,135,084
O’Reilly Automotive, Inc. *	7,220	6,044,367
Yum Brands, Inc.	8,981	1,062,003
		25,536,601

Consumer Staples – 9.0%
Coca-Cola Co.	40,420	2,419,137
Costco Wholesale Corp.	4,941	2,477,911
General Mills, Inc.	27,686	2,258,624
Mondelez International, Inc. – Class A	15,372	945,070
Nestle SA – ADR	8,687	944,364
PepsiCo, Inc.	12,503	2,270,295
		11,315,401

Energy – 12.7%
Canadian Natural Resources Ltd.	48,445	2,903,793
Chevron Corp.	17,008	3,076,747
ConocoPhillips	25,824	3,256,148
Marathon Petroleum Corp.	26,316	2,990,024
Phillips 66	9,246	964,266
Valero Energy Corp.	22,558	2,832,157
		16,023,135

Financials – 5.4%
Allstate Corp.	7,580	956,975
Bank of America Corp.	24,349	877,538
Marsh & McLennan Companies, Inc.	15,522	2,506,648
Progressive Corp.	19,728	2,533,075
		6,874,236

Healthcare – 0.8%
HCA Healthcare, Inc.	4,794	1,042,551

See Notes to the Financial Statements
9

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Schedule of Securities Sold Short (Unaudited) – Continued
October 31, 2022

	Shares	Value

Industrials – 33.7%
Carrier Global Corp.	23,540	$935,950
Caterpillar, Inc.	5,082	1,100,050
Cintas Corp.	11,194	4,785,995
CSX Corp.	75,101	2,182,435
Cummins, Inc.	9,660	2,361,966
Deere & Co.	12,762	5,051,455
Eaton Corporation PLC	14,201	2,131,144
Emerson Electric Co.	10,342	895,617
Ferguson PLC	7,973	871,130
Illinois Tool Works, Inc.	11,341	2,421,644
Norfolk Southern Corp.	9,863	2,249,454
Parker-Hannifin Corp.	3,530	1,025,889
Republic Services, Inc.	39,418	5,227,615
Trane Technologies	14,409	2,300,109
Union Pacific Corp.	20,335	4,008,842
Waste Management, Inc.	31,220	4,944,311
		42,493,606

Information Technology – 4.0%
Automatic Data Processing, Inc.	11,002	2,659,183
Paychex, Inc.	20,135	2,382,172
		5,041,355

Materials – 4.0%
Avery Dennison Corp.	6,700	1,135,985
PPG Industries, Inc.	7,674	876,218
Sherwin-Williams Co.	13,407	3,016,977
		5,029,180

Real Estate – 5.3%
Prologis, Inc.	21,876	2,422,767
Public Storage	7,510	2,326,223
Realty Income Corp.	14,678	913,999
Weyerhaeuser Co.	31,423	971,913
		6,634,902

Total Securities Sold Short
(Proceeds $112,822,207)		$119,990,967

*	Non-income producing security.
ADR – American Depository Receipt

See Notes to the Financial Statements
10

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Statement of Assets and Liabilities (Unaudited)
October 31, 2022

ASSETS:
Investments, at value
(cost $125,921,860)	$122,564,412
Cash(1)	3,394,572
Deposits at broker(1)	116,817,571
Receivable for investment securities sold	4,261,931
Receivable for capital shares sold	40,531
Dividends & interest receivable	158,550
Prepaid expenses	13,622
Total assets	247,251,189

LIABILITIES:
Securities sold short, at value (proceeds $112,822,207)	119,990,967
Dividends payable	78,599
Payable for investment securities purchased	814,827
Payable for capital shares redeemed	81,991
Payable to investment adviser	107,309
Payable for fund services fees	10,344
Payable for trustee fees	1,468
Accrued distribution & shareholder service fees	13,514
Accrued expenses	28,542
Total liabilities	121,127,561

NET ASSETS	$126,123,628

NET ASSETS CONSIST OF:
Paid-in capital	$149,899,460
Total accumulated loss	(23,775,832)
Net Assets	$126,123,628

	Investor	Institutional
	Class	Class
Net Assets	$3,618,341	$122,505,287
Shares issued and outstanding(2)	403,774	13,399,563
Net asset value, redemption price and offering price per share	$8.96	$9.14

(1)	Pledged as collateral for securities sold short.
(2)	Unlimited shares authorized with no par value.

See Notes to the Financial Statements
11

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Statement of Operations (Unaudited)
For the Six Months Ended October 31, 2022

INVESTMENT INCOME:
Dividend income	$1,217,036
Less: Foreign taxes withheld	(7,214)
Broker interest income on short positions	766,753
Interest income	52,713
Total investment income	2,029,288

EXPENSES:
Dividends on short positions	1,225,377
Investment adviser fees (See Note 4)	661,500
Broker interest expense on short positions	89,294
Fund services fees (See Note 4)	38,181
Federal & state registration fees	22,920
Audit fees	9,568
Trustee fees	9,079
Postage & printing fees	6,865
Legal fees	3,706
Other	2,847
Insurance expense	1,472
Distribution & shareholder service fees (See Note 5):
Investor Class	7,720
Institutional Class	84,666
Total expenses before recoupment	2,163,195
Fee recoupment (see Note 4)	16,251
Net expenses	2,179,446

NET INVESTMENT LOSS	(150,158)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on transactions from:
Investments	(5,934,638)
Securities sold short	4,105,416
Net change in unrealized depreciation on:
Investments	(3,140,943)
Securities sold short	(3,411,080)
Net realized and unrealized loss on investments	(8,381,245)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(8,531,403)

See Notes to the Financial Statements
12

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Statements of Changes in Net Assets

	Six Months Ended
	October 31, 2022	Year Ended
	(Unaudited)	April 30, 2022
OPERATIONS:
Net investment loss	$(150,158)	$(1,912,583)
Net realized gain (loss) on transactions from:
Investments	(5,934,638)	11,680,069
Securities sold short	4,105,416	(13,530,609)
Net change in unrealized appreciation/depreciation on:
Investments	(3,140,943)	(15,579,404)
Securities sold short	(3,411,080)	11,762,044
Net decrease in net assets resulting from operations	(8,531,403)	(7,580,483)

CAPITAL SHARE TRANSACTIONS:
Investor Class:
Proceeds from shares sold	163,075	2,472,297
Proceeds from reinvestment of distributions	—	113,712
Payments for shares redeemed	(160,744)	(2,214,516)
Increase in net assets resulting from Investor Class transactions	2,331	371,493
Institutional Class:
Proceeds from shares sold	20,175,677	75,436,601
Proceeds from reinvestment of distributions	—	2,657,700
Payments for shares redeemed	(15,937,300)	(57,273,646)
Increase in net assets resulting from Institutional Class transactions	4,238,377	20,820,655
Net increase in net assets resulting from capital share transactions	4,240,708	21,192,148

DISTRIBUTIONS TO SHAREHOLDERS:
Investor Class	—	(115,107)
Institutional Class	—	(4,886,020)
Total distributions to shareholders	—	(5,001,127)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,290,695)	8,610,538

NET ASSETS:
Beginning of period	130,414,323	121,803,785
End of period	$126,123,628	$130,414,323

See Notes to the Financial Statements
13

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Financial Highlights

For a Fund share outstanding throughout the period.

	Six Months Ended	Year Ended	Year Ended		Year Ended	Year Ended		Year Ended
	October 31, 2022	April 30,	April 30,		April 30,	April 30,		April 30,
Investor Class	(Unaudited)	2022	2021		2020	2019		2018

PER SHARE DATA:
Net asset value, beginning of period	$9.58	$10.50	$11.68		$10.68	$10.90		$11.26

INVESTMENT OPERATIONS:
Net investment loss	(0.02)	(0.18)	(0.28)		(0.02)	(0.03	)(1)	(0.52)
Net realized and unrealized
gain (loss) on investments	(0.60)	(0.37)	(0.36	)(2)	1.17	0.55		0.65
Total from investment operations	(0.62)	(0.55)	(0.64)		1.15	0.52		0.13

LESS DISTRIBUTIONS:
Distributions from net realized gains	—	(0.37)	(0.54)		(0.15)	(0.74)		(0.49)
Total distributions	—	(0.37)	(0.54)		(0.15)	(0.74)		(0.49)

Net asset value, end of period	$8.96	$9.58	$10.50		$11.68	$10.68		$10.90

TOTAL RETURN(3)	(6.47)%	(5.04)%	(5.49)%		10.91%	4.96%		1.29%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$3.6	$3.9	$3.8		$7.5	$2.6		$0.4

Ratio of expenses to average net assets(4):
Before expense waiver/recoupment	3.39%	3.57%	3.60%		3.71%	4.16%		3.07%
After expense waiver/recoupment	3.40%	3.58%	3.58%		3.59%	3.60%		2.84%

Ratio of expenses excluding dividend
expense and broker interest/expense
to average net assets(4):
Before expense waiver/recoupment	1.54%	1.54%	1.57%		1.67%	2.11%		1.78%
After expense waiver/recoupment	1.55%	1.55%	1.55%		1.55%	1.55%		1.55%

Ratio of net investment loss
to average net assets(4):
Before expense waiver/recoupment	(0.32)%	(1.62)%	(2.14)%		(0.53)%	(0.84)%		(1.43)%
After expense waiver/recoupment	(0.33)%	(1.63)%	(2.12)%		(0.41)%	(0.28)%		(1.20)%

Portfolio turnover rate(3)	81%	125%	154%		156%	123%		177%

(1)	Per share amounts calculated using the average shares method.
(2)
Realized and unrealized gains (losses) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains on the Statement of Operations due to share transactions for the period.

(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.

See Notes to the Financial Statements
14

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Financial Highlights

For a Fund share outstanding throughout the period.

	Six Months Ended	Year Ended	Year Ended		Year Ended	Year Ended		Year Ended
	October 31, 2022	April 30,	April 30,		April 30,	April 30,		April 30,
Institutional Class	(Unaudited)	2022	2021		2020	2019		2018

PER SHARE DATA:
Net asset value, beginning of period	$9.76	$10.66	$11.82		$10.81	$10.99		$11.32

INVESTMENT OPERATIONS:
Net investment loss	(0.01)	(0.17)	(0.17)		(0.01)	(0.00	)(1)(5)	(0.12)
Net realized and unrealized
gain (loss) on investments	(0.61)	(0.36)	(0.45	)(2)	1.19	0.56		0.28
Total from investment operations	(0.62)	(0.53)	(0.62)		1.18	0.56		0.16

LESS DISTRIBUTIONS:
Distributions from net investment income	—	—	—		(0.02)	—		—
Distributions from net realized gains	—	(0.37)	(0.54)		(0.15)	(0.74)		(0.49)
Total distributions	—	(0.37)	(0.54)		(0.17)	(0.74)		(0.49)

Net asset value, end of period	$9.14	$9.76	$10.66		$11.82	$10.81		$10.99

TOTAL RETURN(3)	(6.35)%	(4.77)%	(5.33)%		11.10%	5.30%		1.56%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$122.5	$126.5	$118.0		$56.9	$29.5		$45.0

Ratio of expenses to average net assets(4):
Before expense waiver/recoupment	3.12%	3.30%	3.40%		3.39%	3.69%		2.73%
After expense waiver/recoupment	3.15%	3.33%	3.42%		3.33%	3.33%		2.56%

Ratio of expenses excluding dividend
expense and broker interest/expense
to average net assets(4):
Before expense waiver/recoupment	1.27%	1.27%	1.28%		1.36%	1.66%		1.47%
After expense waiver/recoupment	1.30%	1.30%	1.30%		1.30%	1.30%		1.30%

Ratio of net investment loss
to average net assets(4):
Before expense waiver/recoupment	(0.06)%	(1.35)%	(1.94)%		(0.21)%	(0.37)%		(1.09)%
After expense waiver/recoupment	(0.09)%	(1.38)%	(1.96)%		(0.15)%	(0.01)%		(0.92)%

Portfolio turnover rate(3)	81%	125%	154%		156%	123%		177%

(1)	Per share amounts calculated using the average shares method.
(2)
Realized and unrealized gains (losses) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains on the Statement of Operations due to share transactions for the period.

(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	Amount rounds to less than $(0.01).

See Notes to the Financial Statements
15

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Notes to the Financial Statements (Unaudited)
October 31, 2022

1.  ORGANIZATION

Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust on January 27, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Nuance Concentrated Value Long-Short Fund (the “Fund”) is a non-diversified series with its own investment objectives and policies within the Trust. The investment objective of the Fund is long-term capital appreciation. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The Fund commenced operations on December 31, 2015. The Fund currently offers two classes, the Investor Class and the Institutional Class. Investor Class shares are subject to a 0.25% of average daily net assets distribution and servicing fee and each class of shares is subject to a shareholder servicing fee of up to 0.15% of average daily net assets. Each class of shares has identical rights and privileges with respect to voting on matters affecting a single share class. The Fund may issue an unlimited number of shares of beneficial interest, with no par value.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – The Fund complies with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is required. As of and during the period ended October 31, 2022, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the period ended October 31, 2022, the Fund did not incur any interest or penalties.

Security Transactions, Income and Distributions – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income and expense is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities using the constant yield method of calculation.

The Fund will make distributions, if any, of net investment income quarterly. The Fund will also distribute net realized capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in
16

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2022

nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

Short Sales – A short sale is the sale by the Fund of a security which they do not own in anticipation of purchasing the same security in the future at a lower price to close the short position. A short sale will be successful if the price of the shorted security decreases. However, if the underlying security goes up in price during the period in which the short position is outstanding, the Fund will realize a loss. The risk on a short sale is unlimited because the Fund must buy the shorted security at the higher price to complete the transaction. Therefore, short sales may be subject to greater risks than investments in long positions. With a long position, the maximum sustainable loss is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. The Fund would also incur increased transaction costs associated with selling securities short. In addition, the Fund segregates liquid securities at least equal to the fair value of the securities sold short (not including the proceeds from the short sales). Cash deposits by the Fund are presented as deposits at broker on the Statement of Assets and Liabilities and may exceed federally insured limits.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. 12b-1 fees are expensed at 0.25% of average daily net assets of Investor Class shares. Shareholder service fees are expensed at up to 0.15% of average daily net assets for each class of shares. Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

3.  SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

17

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2022

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis. The Fund’s investments are carried at fair value.

Equity Securities – Securities that are primarily traded on a national securities exchange are valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices. Securities traded primarily in the Nasdaq Global Market System for which market quotations are readily available are valued using the Nasdaq Official Closing Price (“NOCP”). If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Short-Term Investments – Investments in other mutual funds, including money market funds are valued at their net asset value per share and are categorized in Level 1 of the fair value hierarchy. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated Nuance Investments, LLC (the “Adviser”) as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s securities as of October 31, 2022:

	Level 1	Level 2	Level 3	Total
Common Stocks	$116,373,982	$—	$—	$116,373,982
Short-Term Investment	6,190,430	—	—	6,190,430
Total Investments in Securities	$122,564,412	$—	$—	$122,564,412

Securities Sold Short
Common Stocks	$(119,990,967)	$—	$—	$(119,990,967)
Total Securities Sold Short	$(119,990,967)	$—	$—	$(119,990,967)

Refer to the Schedule of Investments for further information on the classification of investments.
18

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2022

4.  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has an agreement with Nuance Investments, LLC (the “Adviser”) to furnish investment advisory services to the Fund. Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 1.00% of the Fund’s average daily net assets.

The Fund’s Adviser has contractually agreed to waive a portion or all of its management fees and reimburse the Fund for its expenses to ensure that total annual operating expenses (excluding acquired fund fees and expenses, dividends and interest on short positions, interest, taxes, brokerage commissions and extraordinary expenses) for the Fund do not exceed 1.55% and 1.30% of average daily net assets of the Fund’s Investor Class and Institutional Class, respectively. Fees waived and expenses reimbursed by the Adviser may be recouped by the Adviser for a period of thirty-six months following the month during which such waiver or reimbursement was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver and reimbursement occurred. The Operating Expense Limitation Agreement is intended to be continual in nature and cannot be terminated within a year after the effective date of the Fund’s prospectus. After that date, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board or the Adviser, with the consent of the Board. For the period ended October 31, 2022, the Adviser recouped expenses of $16,251 relating to fees waived in prior years. Waived fees and reimbursed expenses subject to potential recovery by year of expiration are as follows:

Expiration	Amount
November 2022 – April 2023	$3,877
May 2023 – April 2024	$8,614
May 2024 – April 2025	$35

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, (“Fund Services” or the “Administrator”), acts as the Fund’s Administrator, Transfer Agent, and Fund Accountant. U.S. Bank N.A. (the “Custodian”) serves as the custodian to the Fund. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals. The officers of the Trust, including the Chief Compliance Officer are employees of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums. Fees paid by the Fund for administration and accounting, transfer agency, custody and compliance services for the period ended October 31, 2022, are disclosed in the Statement of Operations.

5.  DISTRIBUTION & SHAREHOLDER SERVICING FEES

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) in the Investor Class only. The Plan permits the Fund to pay for distribution and related expenses at an annual rate of 0.25% of the Investor Class average daily net assets. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred. For the period ended October 31, 2022, the Investor Class incurred expenses of $4,825 pursuant to the Plan.
19

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2022

The Fund has entered into a shareholder servicing agreement (the “Agreement”) where the Adviser acts as the shareholder agent, under which the Fund may pay servicing fees at an annual rate of up to 0.15% of the average daily net assets of each class. Payments, if any, to the Adviser under the Agreement may reimburse the Adviser for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Adviser for services provided to shareholders of the Fund. Payments may also be made directly to the intermediaries providing shareholder services. The services provided by such intermediaries are primarily designed to assist shareholders of the Fund and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Fund in servicing such shareholders. Services provided by such intermediaries also include the provision of support services to the Fund and includes establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Fund, and providing such other personal services to shareholders as the Fund may reasonably request. For the period ended October 31, 2022, the Investor and Institutional Class incurred $2,895 and $84,666, respectively, of shareholder servicing fees under the Agreement.

6.  CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund were as follows:

	Six Months Ended	Year Ended
	October 31, 2022	April 30, 2022
Investor Class :
Shares sold	17,017	258,225
Shares issued to holders in reinvestment of distributions	—	12,565
Shares redeemed	(16,897)	(229,773)
Net increase in Investor Class shares	120	41,017
Institutional Class:
Shares sold	2,101,298	7,515,170
Shares issued to holders in reinvestment of distributions	—	288,567
Shares redeemed	(1,666,478)	(5,907,072)
Net increase in Institutional Class shares	434,820	1,896,665
Net increase in shares outstanding	434,940	1,937,682

7.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments and securities sold short, by the Fund for the period ended October 31, 2022, were as follows:

	Purchases	Sales
U.S. Government	$—	$—
Other	$109,261,629	$97,172,217
20

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2022

8.  FEDERAL TAX INFORMATION

The aggregate gross unrealized appreciation and depreciation of securities and securities sold short held by the Fund and the total cost of securities for federal income tax purposes at April 30, 2022, the Fund’s most recent fiscal year end, were as follows:

			Federal Income
			Tax Cost,
Aggregate Gross	Aggregate Gross		Net of Proceeds for
Appreciation	Depreciation	Net	Securities Sold Short
$8,985,394	$(24,163,164)	$(15,177,770)	$19,835,788

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the deferral of wash sale losses. At April 30, 2022, components of accumulated loss on a tax-basis were as follows:

	Undistributed	Other		Total
Undistributed	Long-Term	Accumulated	Unrealized	Accumulated
Ordinary Income	Capital Gains	Losses	Depreciation	Loss
$—	$839,682	$(924,855)	$(15,177,770)	$(15,262,943)

As of April 30, 2022, the Fund did not have any capital loss carryovers. A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31. For the taxable year ended April 30, 2022, the Fund deferred, on a tax basis, ordinary late year losses of $768,847. For the taxable year ended April 30, 2022, the Fund did not plan to defer any post October losses.

There were no distributions made by the Fund for the period ended October 31, 2022.

The tax character of distributions paid during the year ended April 30, 2022, were as follows:

Ordinary	Long-Term
Income*	Capital Gains	Total
$—	$5,001,127	$5,001,127

*	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.

The Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended April 30, 2022 and April 30, 2021.

9.  GENERAL RISK

The recent global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Fund’s investments.
21

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2022

On February 24, 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries could result in more widespread conflict and could have a severe adverse effect on the region and the markets. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. How long such conflict and related events will last and whether it will escalate further cannot be predicted, nor its effect on the Funds.

10.  CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of October 31, 2022, National Financial Services, LLC, for the benefit of its customers, owned 73.57% of the Fund.

11.  RULE 18F-4

Rule 18f-4 imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treats derivatives as senior securities and requires funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. Effective August 19, 2022, the Fund has adopted a Full Derivatives Fund Program and the Adviser has nominated a Derivative Risk Manager.

12.  SUBSEQUENT EVENT

On December 21, 2022, the Fund paid a short-term capital gain distribution to shareholders of the Institutional Class in the amount of $2,374,906 or $0.14814 per share and the Investor Class in the amount of $59,380 or $0.14814 per share.

On December 21, 2022, the Fund paid a long-term capital gain distribution to shareholders of the Institutional Class in the amount of $1,434,980 or $0.08951 per share and the Investor Class in the amount of $35,879 or $0.08951 per share.

Management has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no additional items require recognition or disclosure.

22

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Liquidity Risk Management Discussion

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, Managed Portfolio Series (the “Trust”), on behalf of the Nuance Concentrated Value Long-Short Fund (the “Fund”), has adopted and implemented a written liquidity risk management program (the “Program”) that includes policies and procedures reasonably designed to comply with the requirements of Rule 22e-4, including: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) limitation on illiquid investments; and (v) redemptions in-kind. The Trust’s Board of Trustees (the “Board”) has approved the designation of Nuance Investments, LLC (“Nuance Investments”) as the administrator of the Program (the “Program Administrator”). Personnel of Nuance Investments conduct the day-to-day operation of the Program pursuant to policies and procedures administered by the Program Administrator.

In accordance with Rule 22e-4, the Board reviewed a report prepared by the Program Administrator (the “Report”) regarding the operation of the Program and its adequacy and effectiveness of implementation for the period January 1, 2021, through December 31, 2021 (the “Reporting Period”). No significant liquidity events impacting the Fund during the Reporting Period or material changes to the Program were noted in the Report.

Under the Program, Nuance Investments manages and periodically reviews the Fund’s liquidity risk, including consideration of applicable factors specified in Rule 22e-4 and the Program. Liquidity risk is defined as the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. In general, this risk was managed during the Reporting Period by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. In the Report, Nuance Investments provided its assessment that, based on the information considered in its review, the Program remains reasonably designed to manage the Fund’s liquidity risk and the Fund’s investment strategy remains appropriate for an open-end fund.

Pursuant to the Program, the Program Administrator oversaw the classification of each of the Fund’s portfolio investments as highly liquid, moderately liquid, less liquid or illiquid during the Reporting Period, including in connection with recording investment classifications on Form N-PORT. Nuance Investments’ process of determining the degree of liquidity of the Fund’s investments is supported by one or more third-party liquidity assessment vendors.

The Fund qualified as a “primarily highly liquid” fund as defined in the Program during the Reporting Period. Accordingly, the Fund was not required to establish a HLIM or comply with the related Program provisions during the Reporting Period.

During the Reporting Period, the Fund’s investments were monitored for compliance with the 15% limitation on illiquid investments pursuant to the Program and in accordance with Rule 22e-4. The Fund did not have redemptions in-kind during the Reporting Period.

The Report concluded: (i) the Program was implemented and operated effectively to achieve the goal of assessing and managing the Fund’s liquidity risk during the Reporting Period; and (ii) the Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund during the Reporting Period.

23

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Additional Information (Unaudited)
October 31, 2022

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Fund files complete schedules of portfolio holdings with the U.S. Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Fund’s Part F of Form

N-PORT is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-732-0330. The Fund’s Part F of Form N-PORT may also be obtained by calling 1-855-682-6233.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-855-682-6233. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge, upon request, by calling 1-888-621-9258, or (2) on the SEC’s website at www.sec.gov.

24

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Privacy Notice (Unaudited)

The Fund collects only relevant information about you that the law allows or requires it to have in order to conduct its business and properly service you.  The Fund collects financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Fund does not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law.  Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Fund, as well as the Fund’s investment adviser who is an affiliate of the Fund.  If you maintain a retirement/educational custodial account directly with the Fund, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes.  The Fund limits access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to the Fund.  All shareholder records will be disposed of in accordance with applicable law.  The Fund maintains physical, electronic and procedural safeguards to protect your Personal Information and requires its third party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, credit union, bank or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

INVESTMENT ADVISER
Nuance Investments, LLC
4900 Main Street, Suite 220
Kansas City, MO 64112

DISTRIBUTOR
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank, N.A.
1555 North Rivercenter Drive
Milwaukee, WI 53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 North Water Street
Milwaukee, WI 53202

LEGAL COUNSEL
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103

This report must be accompanied or preceded by a prospectus.

The Fund’s Statement of Additional Information contains additional information about the
 Fund’s trustees and is available without charge upon request by calling 1-855-682-6233.

(b)	Not Applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s [President/Chief Executive Officer] and [Treasurer/Chief Financial Officer] have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.    Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title)*       /s/Brian R. Wiedmeyer
Brian R. Wiedmeyer, President

Date    January 5, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/Brian R. Wiedmeyer
Brian R. Wiedmeyer, President

Date    January 5, 2023

By (Signature and Title)*       /s/Benjamin J. Eirich
Benjamin J. Eirich, Treasurer

Date    January 5, 2023

* Print the name and title of each signing officer under his or her signature.